Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.9%)
*	Etsy Inc.	142,740	8,894
*	Five Below Inc.	65,276	8,403
*	Planet Fitness Inc. Class A	105,751	8,087
*	Trade Desk Inc. Class A	39,810	7,915
*	Ollie's Bargain Outlet Holdings Inc.	59,310	5,855
	Nexstar Media Group Inc. Class A	53,450	5,353
*	Deckers Outdoor Corp.	34,904	5,309
	New York Times Co. Class A	156,835	4,990
*	Chegg Inc.	129,418	4,848
*	Roku Inc.	51,871	4,689
	Aaron's Inc.	82,847	4,412
	Strategic Education Inc.	25,016	4,403
	Sinclair Broadcast Group Inc. Class A	80,916	4,344
	Marriott Vacations Worldwide Corp.	46,540	4,184
	Churchill Downs Inc.	42,313	4,171
	Texas Roadhouse Inc. Class A	80,950	4,149
*	Helen of Troy Ltd.	30,806	4,116
	TEGNA Inc.	259,561	3,930
*	Eldorado Resorts Inc.	78,784	3,874
*	BJ's Wholesale Club Holdings Inc.	152,562	3,811
	World Wrestling Entertainment Inc. Class A	51,525	3,748
^	Cracker Barrel Old Country Store Inc.	23,066	3,623
	American Eagle Outfitters Inc.	192,829	3,355
	Steven Madden Ltd.	104,076	3,149
*	SiteOne Landscape Supply Inc.	48,512	3,147
	Wolverine World Wide Inc.	110,475	3,087
	Monro Inc.	38,085	3,036
	Lithia Motors Inc. Class A	26,580	3,034
*	Adtalem Global Education Inc.	68,749	3,022
*	Fox Factory Holding Corp.	43,175	2,894
*	Murphy USA Inc.	36,005	2,890
	Wingstop Inc.	34,744	2,768
*	Taylor Morrison Home Corp. Class A	137,734	2,751
*	Liberty Expedia Holdings Inc. Class A	65,128	2,685
*	Dorman Products Inc.	32,130	2,624
	KB Home	102,574	2,578
	Jack in the Box Inc.	30,785	2,561
	Dana Inc.	175,020	2,553
*	Penn National Gaming Inc.	131,381	2,476
	Meredith Corp.	47,130	2,440
	LCI Industries	29,225	2,422
	Boyd Gaming Corp.	98,369	2,353
*	Liberty Latin America Ltd.	135,235	2,325
	Dave & Buster's Entertainment Inc.	46,372	2,307
*	Cimpress NV	26,310	2,302
*	Meritage Homes Corp.	45,442	2,277
*,^	Carvana Co. Class A	38,712	2,241
*	Avis Budget Group Inc.	77,937	2,210
	Cheesecake Factory Inc.	50,559	2,187

*	Sally Beauty Holdings Inc.	143,843	2,183
*	SeaWorld Entertainment Inc.	65,496	2,096
*	TRI Pointe Group Inc.	168,763	2,076
*	National Vision Holdings Inc.	74,804	2,037
	Bed Bath & Beyond Inc.	157,268	1,996
*,^	RH	22,701	1,933
*	Meritor Inc.	95,402	1,923
	Bloomin' Brands Inc.	99,050	1,913
*	Shutterfly Inc.	39,861	1,893
	Dine Brands Global Inc.	19,983	1,887
	MDC Holdings Inc.	58,206	1,829
*	Laureate Education Inc. Class A	113,124	1,817
*	Shake Shack Inc. Class A	29,408	1,804
	La-Z-Boy Inc.	55,664	1,792
*	Cars.com Inc.	82,448	1,745
	Children's Place Inc.	18,748	1,737
	Red Rock Resorts Inc. Class A	82,939	1,732
*	Asbury Automotive Group Inc.	23,130	1,716
	Brinker International Inc.	44,776	1,682
	Cooper Tire & Rubber Co.	60,501	1,669
*	Gray Television Inc.	95,279	1,642
	Callaway Golf Co.	111,532	1,639
	Group 1 Automotive Inc.	21,986	1,587
*	Instructure Inc.	37,867	1,574
*	Gentherm Inc.	41,529	1,552
*	Crocs Inc.	78,949	1,525
	Viad Corp.	24,236	1,523
*	Career Education Corp.	80,914	1,519
*,^	LGI Homes Inc.	21,994	1,500
*	MSG Networks Inc.	70,500	1,488
	Designer Brands Inc. Class A	81,805	1,480
*	Cavco Industries Inc.	10,133	1,455
	Oxford Industries Inc.	20,127	1,434
*	Denny's Corp.	72,661	1,430
*	IMAX Corp.	63,862	1,390
	Abercrombie & Fitch Co.	78,773	1,363
*	K12 Inc.	44,473	1,359
*	Sleep Number Corp.	38,738	1,348
*	American Axle & Manufacturing Holdings Inc.	132,728	1,342
	Inter Parfums Inc.	20,696	1,341
*	Sotheby's	39,721	1,339
*	G-III Apparel Group Ltd.	51,799	1,333
	Big Lots Inc.	47,817	1,320
^	Papa John's International Inc.	26,371	1,278
	PriceSmart Inc.	26,241	1,275
*	Rent-A-Center Inc.	53,350	1,273
	Office Depot Inc.	646,425	1,267
	Matthews International Corp. Class A	37,048	1,261
*	Scientific Games Corp.	65,998	1,261
	International Speedway Corp. Class A	27,925	1,250
*	American Woodmark Corp.	16,559	1,200
	Winnebago Industries Inc.	37,168	1,195
*	Central Garden & Pet Co. Class A	46,443	1,188
*	Fitbit Inc. Class A	253,966	1,176
	Signet Jewelers Ltd.	61,472	1,159
*	Liberty Media Corp-Liberty Braves Class C	42,036	1,119
	Scholastic Corp.	33,803	1,118

	Guess? Inc.	68,177	1,102
	Tupperware Brands Corp.	57,735	1,075
	Standard Motor Products Inc.	25,222	1,069
*	Genesco Inc.	23,702	1,066
	Gannett Co. Inc.	133,295	1,048
	BJ's Restaurants Inc.	24,763	1,037
*	At Home Group Inc.	53,998	1,029
*	Quotient Technology Inc.	93,643	990
	Sturm Ruger & Co. Inc.	19,840	986
	Acushnet Holdings Corp.	41,621	978
	Skyline Champion Corp.	40,172	940
	Caleres Inc.	49,458	933
*	Liberty TripAdvisor Holdings Inc. Class A	87,344	930
*	Hertz Global Holdings Inc.	65,951	928
^	GameStop Corp. Class A	120,594	914
*	Malibu Boats Inc. Class A	24,981	897
	Entercom Communications Corp. Class A	154,007	892
*	M/I Homes Inc.	32,558	891
*	Liberty Latin America Ltd. Class A	52,155	889
*	Boot Barn Holdings Inc.	33,673	880
*	GoPro Inc. Class A	138,188	871
	Shutterstock Inc.	22,619	861
*	Stoneridge Inc.	33,053	860
	Marcus Corp.	24,073	842
*	Century Communities Inc.	31,470	840
*	Cooper-Standard Holdings Inc.	21,327	824
	EW Scripps Co. Class A	54,049	823
*	QuinStreet Inc.	53,568	821
*	Weight Watchers International Inc.	46,364	802
	Ruth's Hospitality Group Inc.	34,756	795
*	HealthStream Inc.	31,134	778
*,^	YETI Holdings Inc.	32,062	767
^	Dillard's Inc. Class A	13,374	758
^	AMC Entertainment Holdings Inc. Class A	62,496	749
*	William Lyon Homes Class A	38,429	712
*	Stamps.com Inc.	21,152	709
*	Houghton Mifflin Harcourt Co.	124,466	702
*	Regis Corp.	37,140	692
	New Media Investment Group Inc.	71,717	662
*	Hudson Ltd. Class A	47,857	650
*	Universal Electronics Inc.	16,247	640
	Ethan Allen Interiors Inc.	28,752	610
	Tenneco Inc. Class A	61,215	608
	National CineMedia Inc.	92,787	608
*	America's Car-Mart Inc.	6,937	597
*	Rosetta Stone Inc.	24,018	592
*	Monarch Casino & Resort Inc.	13,613	586
	National Presto Industries Inc.	5,978	585
*	1-800-Flowers.com Inc. Class A	31,963	584
*	American Outdoor Brands Corp.	64,685	543
*	American Public Education Inc.	19,302	540
*	Party City Holdco Inc.	68,337	540
*	Fossil Group Inc.	54,879	537
*	Vista Outdoor Inc.	68,665	527
^	Buckle Inc.	34,652	521
	Chico's FAS Inc.	150,002	505
	Sonic Automotive Inc. Class A	28,869	503

	Winmark Corp.	3,043	502
	Movado Group Inc.	18,924	487
*	Hibbett Sports Inc.	21,861	484
*	Chuy's Holdings Inc.	20,241	448
*	Zumiez Inc.	22,400	443
*	MasterCraft Boat Holdings Inc.	22,201	441
	Johnson Outdoors Inc. Class A	5,829	430
*	Conn's Inc.	23,688	425
*	Lindblad Expeditions Holdings Inc.	25,760	420
	Tower International Inc.	23,919	417
*	MarineMax Inc.	26,660	415
*	Central Garden & Pet Co.	14,731	415
^	Camping World Holdings Inc. Class A	39,061	411
*	Fiesta Restaurant Group Inc.	28,392	403
*	Red Robin Gourmet Burgers Inc.	15,673	401
*	Motorcar Parts of America Inc.	22,421	397
*	Del Taco Restaurants Inc.	36,444	394
*	Central European Media Enterprises Ltd. Class A	105,221	386
	Haverty Furniture Cos. Inc.	22,166	386
	Carriage Services Inc. Class A	21,179	386
	Hooker Furniture Corp.	14,004	376
*	Franklin Covey Co.	11,831	368
*	Carrols Restaurant Group Inc.	42,044	358
	Emerald Expositions Events Inc.	29,645	347
*	Care.com Inc.	23,975	343
	Cato Corp. Class A	26,655	330
*	Drive Shack Inc.	72,233	329
*,^	Lumber Liquidators Holdings Inc.	34,238	328
*	Beazer Homes USA Inc.	36,079	328
*	Liberty Media Corp-Liberty Braves Class A	12,241	325
	Clarus Corp.	25,263	322
*,^	JC Penney Co. Inc.	375,292	319
*,^	Eros International plc	41,257	319
	Barnes & Noble Inc.	71,297	313
	Tailored Brands Inc.	59,332	312
^	Shoe Carnival Inc.	12,137	312
*	Hemisphere Media Group Inc. Class A	21,893	296
*	Vera Bradley Inc.	26,511	290
*,^	Daily Journal Corp.	1,349	290
*	Golden Entertainment Inc.	22,437	289
*	Century Casinos Inc.	32,677	286
*	Funko Inc. Class A	13,407	278
*	elf Beauty Inc.	27,252	278
*	El Pollo Loco Holdings Inc.	26,230	275
*,^	Del Frisco's Restaurant Group Inc.	39,816	273
*	Reading International Inc. Class A	20,269	267
*	WideOpenWest Inc.	35,528	265
*,^	Overstock.com Inc.	27,727	265
*	Green Brick Partners Inc.	29,608	257
	Speedway Motorsports Inc.	13,902	252
*	Habit Restaurants Inc. Class A	24,352	248
*	Lovesac Co.	6,826	246
*	Express Inc.	80,758	243
	Nathan's Famous Inc.	3,386	229
*	Clear Channel Outdoor Holdings Inc.	45,008	229
	Entravision Communications Corp. Class A	77,487	228
*	Ascena Retail Group Inc.	211,700	222

*	ZAGG Inc.	32,543	217
*,^	Revlon Inc. Class A	9,811	208
	Tile Shop Holdings Inc.	48,871	204
*	Tribune Publishing Co.	20,589	202
	Rocky Brands Inc.	8,265	202
	Citi Trends Inc.	14,552	199
*	Sonos Inc.	19,238	195
	Tilly's Inc. Class A	24,852	194
*	Fluent Inc.	39,075	191
*	MDC Partners Inc. Class A	67,435	189
	Weyco Group Inc.	7,214	180
	Bassett Furniture Industries Inc.	11,961	176
	RCI Hospitality Holdings Inc.	10,740	175
	Superior Group of Cos. Inc.	10,615	170
*	Cardlytics Inc.	7,281	167
*	Sportsman's Warehouse Holdings Inc.	44,588	164
*	J Alexander's Holdings Inc.	15,315	161
*	Lands' End Inc.	12,619	156
	Flexsteel Industries Inc.	8,797	151
*	Duluth Holdings Inc.	10,048	150
*	Barnes & Noble Education Inc.	46,287	147
*	Red Lion Hotels Corp.	19,269	146
	Escalade Inc.	13,046	145
*	Boston Omaha Corp. Class A	6,002	145
	Hamilton Beach Brands Holding Co. Class A	7,877	138
*	Potbelly Corp.	26,883	135
*	Container Store Group Inc.	19,229	135
	Saga Communications Inc. Class A	4,581	133
*,^	LiveXLive Media Inc.	34,960	132
	Marine Products Corp.	8,949	124
*	Noodles & Co. Class A	16,509	119
	Lifetime Brands Inc.	14,350	112
	Superior Industries International Inc.	29,079	107
*	Gaia Inc. Class A	13,191	98
*	Biglari Holdings Inc. Class B	1,067	97
*	Nautilus Inc.	35,148	95
*	Legacy Housing Corp.	5,473	71
*	Kirkland's Inc.	17,536	71
^	Bluegreen Vacations Corp.	8,788	69
*	RTW RetailWinds Inc.	34,707	66
*	Biglari Holdings Inc.	129	63
*	New Home Co. Inc.	15,068	59
*,^	Vuzix Corp.	27,974	58
*	Empire Resorts Inc.	4,477	55
*,^	Pier 1 Imports Inc.	93,662	54
*	Hovnanian Enterprises Inc. Class A	5,618	53
^	Big 5 Sporting Goods Corp.	23,463	47
*,^	Eastman Kodak Co.	20,013	47
*	Town Sports International Holdings Inc.	16,560	43
*	Purple Innovation Inc.	5,598	37
	Beasley Broadcast Group Inc. Class A	9,741	31
	J. Jill Inc.	20,408	30
*,^	Francesca's Holdings Corp.	40,463	19
			343,221
Consumer Staples (2.3%)
*	Performance Food Group Co.	121,578	4,784
	Lancaster Colony Corp.	22,621	3,254

	Sanderson Farms Inc.	23,724	3,243
*	Boston Beer Co. Inc. Class A	9,883	3,106
	J&J Snack Foods Corp.	17,988	2,893
	WD-40 Co.	16,321	2,552
	Core-Mark Holding Co. Inc.	54,512	2,010
*	Edgewell Personal Care Co.	64,441	1,839
	Medifast Inc.	13,953	1,799
^	B&G Foods Inc.	78,374	1,720
	Coca-Cola Consolidated Inc.	5,606	1,693
	Universal Corp.	29,415	1,663
	Calavo Growers Inc.	18,910	1,654
*	Hostess Brands Inc. Class A	117,600	1,575
*	Simply Good Foods Co.	72,775	1,564
*	Freshpet Inc.	31,231	1,451
	Cal-Maine Foods Inc.	37,142	1,375
	Vector Group Ltd.	123,179	1,102
*	USANA Health Sciences Inc.	15,235	1,078
	MGP Ingredients Inc.	15,908	958
	Fresh Del Monte Produce Inc.	35,980	900
	Andersons Inc.	32,728	889
*	Chefs' Warehouse Inc.	26,147	828
	John B Sanfilippo & Son Inc.	10,325	791
^	Tootsie Roll Industries Inc.	20,248	769
^	National Beverage Corp.	14,166	640
*	United Natural Foods Inc.	61,742	627
	Ingles Markets Inc. Class A	16,983	506
	SpartanNash Co.	42,840	494
^	Rite Aid Corp.	64,352	493
	Turning Point Brands Inc.	9,694	477
*	Primo Water Corp.	40,487	467
	Weis Markets Inc.	11,406	431
^	PetMed Express Inc.	24,078	421
	Limoneira Co.	17,749	336
*	Diplomat Pharmacy Inc.	68,636	317
*,^	Cadiz Inc.	27,455	285
*,^	22nd Century Group Inc.	138,996	266
	Village Super Market Inc. Class A	9,882	262
*	Farmer Brothers Co.	12,181	223
*	Seneca Foods Corp. Class A	8,623	213
*	Craft Brew Alliance Inc.	15,380	212
*,^	Pyxus International Inc.	10,123	182
*	Smart & Final Stores Inc.	27,871	181
*,^	GNC Holdings Inc. Class A	97,210	136
	Dean Foods Co.	111,584	123
*	Natural Grocers by Vitamin Cottage Inc.	10,755	111
*,^	Celsius Holdings Inc.	27,204	109
*	Nature's Sunshine Products Inc.	10,538	102
^	Natural Health Trends Corp.	8,979	91
	Alico Inc.	3,519	91
*,^	Castle Brands Inc.	110,516	55
			53,341
Energy (3.2%)
	Delek US Holdings Inc.	97,366	2,980
*	Southwestern Energy Co.	703,933	2,527
*	PDC Energy Inc.	79,048	2,413
	World Fuel Services Corp.	80,033	2,332
	Peabody Energy Corp.	93,427	2,197

*	Matador Resources Co.	125,445	2,062
	Golar LNG Ltd.	112,629	2,049
*	Oceaneering International Inc.	117,705	1,930
	Arch Coal Inc. Class A	20,870	1,840
*	Sunrun Inc.	115,367	1,807
*	Dril-Quip Inc.	42,393	1,749
*	Callon Petroleum Co.	271,907	1,699
*	NOW Inc.	128,714	1,677
*	Oasis Petroleum Inc.	319,819	1,663
*	ProPetro Holding Corp.	84,573	1,642
*,^	Enphase Energy Inc.	103,012	1,563
*	Cactus Inc. Class A	45,302	1,475
*	SRC Energy Inc.	287,700	1,364
	Archrock Inc.	150,044	1,331
	Warrior Met Coal Inc.	51,340	1,325
*	McDermott International Inc.	212,251	1,282
	TerraForm Power Inc. Class A	88,208	1,191
*	Oil States International Inc.	70,422	1,172
	SemGroup Corp. Class A	92,530	1,167
*	Helix Energy Solutions Group Inc.	167,022	1,129
*	Gulfport Energy Corp.	205,886	1,126
*	Carrizo Oil & Gas Inc.	105,170	1,071
	CVR Energy Inc.	21,968	933
*	C&J Energy Services Inc.	76,396	905
*,^	California Resources Corp.	54,355	881
*	CONSOL Energy Inc.	33,074	867
*	Denbury Resources Inc.	552,984	796
*,^	Tellurian Inc.	102,409	788
*	Par Pacific Holdings Inc.	38,314	751
*	Newpark Resources Inc.	107,249	750
	Berry Petroleum Corp.	66,649	716
*	Renewable Energy Group Inc.	44,395	694
^	Liberty Oilfield Services Inc. Class A	53,285	679
*,^	Jagged Peak Energy Inc.	77,251	641
	Green Plains Inc.	47,394	618
*,^	Diamond Offshore Drilling Inc.	77,967	614
*	Unit Corp.	63,208	608
*	Select Energy Services Inc. Class A	55,234	591
*	Noble Corp. plc	297,393	577
*	Matrix Service Co.	31,838	576
*	SunCoke Energy Inc.	78,178	574
*	Talos Energy Inc.	24,242	566
*,^	SunPower Corp. Class A	74,086	553
*	Exterran Corp.	38,997	538
*	Frank's International NV	88,086	501
*	Laredo Petroleum Inc.	187,159	494
*	KLX Energy Services Holdings Inc.	24,194	477
*	W&T Offshore Inc.	111,857	470
*	Northern Oil and Gas Inc.	233,925	465
	Solaris Oilfield Infrastructure Inc. Class A	32,350	460
*	Penn Virginia Corp.	14,936	456
*	REX American Resources Corp.	6,708	453
*	Keane Group Inc.	61,547	452
*	Bonanza Creek Energy Inc.	22,756	444
*	Clean Energy Fuels Corp.	165,026	441
*	Forum Energy Technologies Inc.	97,919	374
*	TPI Composites Inc.	17,842	372

*	Ameresco Inc. Class A	22,942	333
*,^	Vivint Solar Inc.	47,623	310
*	Nine Energy Service Inc.	17,739	300
*	Superior Energy Services Inc.	184,556	299
*	SEACOR Marine Holdings Inc.	19,646	271
*	SandRidge Energy Inc.	37,210	256
	Panhandle Oil and Gas Inc. Class A	19,010	252
*	HighPoint Resources Corp.	132,075	247
*	FTS International Inc.	39,448	243
*	Ring Energy Inc.	68,396	242
*	Trecora Resources	24,714	234
*	Natural Gas Services Group Inc.	14,969	228
*	TETRA Technologies Inc.	147,278	227
*	Flotek Industries Inc.	66,038	201
	Evolution Petroleum Corp.	30,917	189
*	Abraxas Petroleum Corp.	189,590	181
*	Era Group Inc.	24,202	178
	Mammoth Energy Services Inc.	14,865	156
*	RigNet Inc.	17,213	144
*	Earthstone Energy Inc. Class A	22,936	125
*	Goodrich Petroleum Corp.	10,686	124
*	SilverBow Resources Inc.	8,637	123
*	Midstates Petroleum Co. Inc.	17,735	119
*	Independence Contract Drilling Inc.	58,761	117
*	Covia Holdings Corp.	38,226	111
	Hallador Energy Co.	19,629	111
*	Isramco Inc.	904	107
	Adams Resources & Energy Inc.	2,556	87
*	Smart Sand Inc.	25,991	87
*	ION Geophysical Corp.	12,551	85
*	Ultra Petroleum Corp.	187,361	69
*	Dawson Geophysical Co.	25,657	57
*,^	Infrastructure and Energy Alternatives Inc.	19,978	56
*	Montage Resources Corp.	6,971	54
*,^	NextDecade Corp.	9,854	53
*	Ramaco Resources Inc.	7,625	43
*	Basic Energy Services Inc.	22,229	42
*	Profire Energy Inc.	26,752	40
*,^	Lilis Energy Inc.	51,238	37
*,^	CARBO Ceramics Inc.	23,844	34
*,^	Halcon Resources Corp.	156,759	34
*	NCS Multistage Holdings Inc.	11,679	31
*	Pioneer Energy Services Corp.	91,534	29
*,^	Zion Oil & Gas Inc.	60,933	27
*	Key Energy Services Inc.	12,133	21
*	Quintana Energy Services Inc.	7,135	19
*,^	Alta Mesa Resources Inc. Class A	117,207	17
*,^	FuelCell Energy Inc.	10,267	12
*	Rosehill Resources Inc. Class A	3,610	11
*,^	Approach Resources Inc.	51,207	11
*	Nuverra Environmental Solutions Inc.	2,095	8
	Cimarex Energy Co.	99	6
*,^	EP Energy Corp. Class A	22,501	2
	Noble Energy Inc.	8	—
			73,238
Financial Services (25.8%)
	Primerica Inc.	51,603	5,927

Americold Realty Trust	188,893	5,912
Radian Group Inc.	258,559	5,805
* MGIC Investment Corp.	424,759	5,755
* Essent Group Ltd.	114,861	5,393
Kemper Corp.	63,077	5,235
First Industrial Realty Trust Inc.	149,443	5,187
Selective Insurance Group Inc.	69,400	4,973
FirstCash Inc.	51,103	4,840
Blackstone Mortgage Trust Inc. Class A	136,632	4,818
Healthcare Realty Trust Inc.	148,127	4,776
IBERIABANK Corp.	66,550	4,758
EastGroup Properties Inc.	42,051	4,668
Cousins Properties Inc.	502,096	4,544
Stifel Financial Corp.	82,831	4,442
First Financial Bankshares Inc.	77,635	4,399
Pebblebrook Hotel Trust	155,349	4,323
Ryman Hospitality Properties Inc.	53,427	4,271
United Bankshares Inc.	118,003	4,222
Rexford Industrial Realty Inc.	110,221	4,166
Sabra Health Care REIT Inc.	212,911	4,107
RLI Corp.	46,825	4,021
Glacier Bancorp Inc.	101,729	4,009
Physicians Realty Trust	218,944	4,009
Hancock Whitney Corp.	101,805	3,867
National Health Investors Inc.	49,004	3,849
PS Business Parks Inc.	23,856	3,839
Valley National Bancorp	386,447	3,795
Community Bank System Inc.	60,143	3,717
Sunstone Hotel Investors Inc.	273,505	3,670
* LendingTree Inc.	9,535	3,583
RLJ Lodging Trust	207,977	3,571
Federated Investors Inc. Class B	116,004	3,542
STAG Industrial Inc.	117,226	3,421
UMB Financial Corp.	54,279	3,351
Terreno Realty Corp.	71,944	3,289
Home BancShares Inc.	187,396	3,283
Chemical Financial Corp.	85,277	3,229
CenterState Bank Corp.	144,942	3,173
Fulton Financial Corp.	199,673	3,147
GEO Group Inc.	143,421	3,145
Cathay General Bancorp	92,525	3,113
CoreCivic Inc.	141,851	3,107
CNO Financial Group Inc.	196,785	3,091
Kennedy-Wilson Holdings Inc.	150,040	3,083
^ Piedmont Office Realty Trust Inc. Class A	151,089	3,072
Washington Federal Inc.	97,049	3,064
BancorpSouth Bank	112,673	3,051
American Equity Investment Life Holding Co.	107,260	3,037
Apollo Commercial Real Estate Finance Inc.	164,246	3,019
Atlantic Union Bankshares Corp.	92,012	2,972
Investors Bancorp Inc.	284,268	2,959
Columbia Banking System Inc.	87,389	2,914
Old National Bancorp	180,757	2,881
Xenia Hotels & Resorts Inc.	134,664	2,816
QTS Realty Trust Inc. Class A	60,947	2,814
South State Corp.	42,584	2,806
CVB Financial Corp.	133,775	2,749

Independent Bank Corp.	39,563	2,744
Argo Group International Holdings Ltd.	38,782	2,734
Agree Realty Corp.	40,089	2,684
* Green Dot Corp. Class A	57,711	2,678
PotlatchDeltic Corp.	79,005	2,659
Cadence BanCorp Class A	143,642	2,657
Acadia Realty Trust	96,382	2,636
Washington REIT	95,703	2,547
First Financial Bancorp	114,056	2,546
First BanCorp	255,539	2,545
Trustmark Corp.	78,203	2,485
United Community Banks Inc.	93,687	2,484
Simmons First National Corp. Class A	108,102	2,466
First Midwest Bancorp Inc.	126,293	2,461
DiamondRock Hospitality Co.	248,008	2,458
Mack-Cali Realty Corp.	108,175	2,458
CareTrust REIT Inc.	99,528	2,420
International Bancshares Corp.	66,076	2,409
WSFS Financial Corp.	60,643	2,407
ProAssurance Corp.	63,472	2,381
* Enstar Group Ltd.	14,401	2,368
Invesco Mortgage Capital Inc.	153,609	2,364
Lexington Realty Trust	253,475	2,324
Four Corners Property Trust Inc.	80,459	2,314
Urban Edge Properties	130,611	2,253
Retail Opportunity Investments Corp.	134,308	2,248
WesBanco Inc.	62,392	2,217
Bank of NT Butterfield & Son Ltd.	66,758	2,204
First Merchants Corp.	64,652	2,150
Great Western Bancorp Inc.	68,310	2,122
LTC Properties Inc.	46,997	2,103
* Cannae Holdings Inc.	82,350	2,094
American Assets Trust Inc.	45,974	2,087
EVERTEC Inc.	72,768	2,086
Capitol Federal Financial Inc.	156,030	2,072
LegacyTexas Financial Group Inc.	56,717	2,070
* NMI Holdings Inc. Class A	75,142	2,048
Chesapeake Lodging Trust	70,727	2,035
Eagle Bancorp Inc.	38,091	2,022
National Storage Affiliates Trust	67,520	2,011
Independent Bank Group Inc.	38,812	2,004
Horace Mann Educators Corp.	49,134	1,990
Towne Bank	78,203	1,983
Kinsale Capital Group Inc.	23,300	1,952
Renasant Corp.	57,417	1,941
HFF Inc. Class A	44,814	1,935
Banner Corp.	38,244	1,930
Northwest Bancshares Inc.	113,261	1,899
* Axos Financial Inc.	69,114	1,888
Alexander & Baldwin Inc.	81,515	1,881
Tanger Factory Outlet Centers Inc.	109,473	1,857
Hope Bancorp Inc.	144,044	1,854
* eHealth Inc.	26,133	1,844
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71,001	1,840
Westamerica Bancorporation	30,708	1,839
Houlihan Lokey Inc. Class A	40,380	1,826
Redwood Trust Inc.	113,954	1,815

	NBT Bancorp Inc.	50,399	1,812
	Ameris Bancorp	50,388	1,778
	National General Holdings Corp.	77,131	1,752
*	Genworth Financial Inc. Class A	602,029	1,752
	Ladder Capital Corp. Class A	110,040	1,750
	Provident Financial Services Inc.	73,225	1,746
	ServisFirst Bancshares Inc.	55,470	1,738
	Tier REIT Inc.	63,967	1,722
	Hilltop Holdings Inc.	84,897	1,709
	Moelis & Co. Class A	53,191	1,690
	Global Net Lease Inc.	91,159	1,678
	Walker & Dunlop Inc.	32,984	1,658
	Seritage Growth Properties Class A	38,881	1,626
	Berkshire Hills Bancorp Inc.	54,733	1,598
	Employers Holdings Inc.	38,414	1,596
	Safety Insurance Group Inc.	17,482	1,593
	S&T Bancorp Inc.	40,997	1,546
	Park National Corp.	16,296	1,540
	Pacific Premier Bancorp Inc.	54,231	1,535
	Colony Credit Real Estate Inc.	99,671	1,516
	Kite Realty Group Trust	97,922	1,488
*,^	Redfin Corp.	94,381	1,487
	PennyMac Mortgage Investment Trust	71,353	1,484
	Monmouth Real Estate Investment Corp.	105,671	1,473
	First Commonwealth Financial Corp.	116,652	1,466
*	PRA Group Inc.	53,034	1,464
	Heartland Financial USA Inc.	35,298	1,457
	Industrial Logistics Properties Trust	76,916	1,451
	First Interstate BancSystem Inc. Class A	39,090	1,443
	Waddell & Reed Financial Inc. Class A	89,175	1,440
*	Cardtronics plc Class A	47,212	1,426
	Newmark Group Inc. Class A	177,882	1,419
	Kearny Financial Corp.	105,045	1,409
	Summit Hotel Properties Inc.	122,583	1,401
	FGL Holdings	174,597	1,388
	Tompkins Financial Corp.	17,438	1,378
	James River Group Holdings Ltd.	30,870	1,377
	City Holding Co.	18,825	1,375
	Artisan Partners Asset Management Inc. Class A	57,771	1,366
	OceanFirst Financial Corp.	57,142	1,361
	Cohen & Steers Inc.	26,525	1,359
	AMERISAFE Inc.	22,720	1,353
	Office Properties Income Trust	56,414	1,349
	Brookline Bancorp Inc.	93,762	1,345
	Sandy Spring Bancorp Inc.	41,637	1,339
	Veritex Holdings Inc.	52,525	1,336
	Easterly Government Properties Inc.	71,908	1,324
	Nelnet Inc. Class A	22,137	1,312
	First Busey Corp.	52,523	1,298
	Lakeland Financial Corp.	29,296	1,288
*	Cushman & Wakefield plc	75,390	1,271
*	Seacoast Banking Corp. of Florida	54,317	1,260
	Southside Bancshares Inc.	38,398	1,251
	New York Mortgage Trust Inc.	204,552	1,235
	Universal Health Realty Income Trust	15,059	1,234
	Heritage Financial Corp.	43,922	1,234
	First Bancorp	34,603	1,225

	Piper Jaffray Cos.	17,233	1,220
	National Bank Holdings Corp. Class A	34,547	1,212
	Getty Realty Corp.	38,907	1,205
	Independence Realty Trust Inc.	107,271	1,178
	United Fire Group Inc.	24,986	1,173
	RPT Realty	95,425	1,161
	Stewart Information Services Corp.	28,144	1,158
	TriCo Bancshares	30,654	1,143
*	LendingClub Corp.	379,499	1,138
	BancFirst Corp.	21,647	1,131
	Flagstar Bancorp Inc.	35,543	1,119
	Granite Point Mortgage Trust Inc.	59,959	1,115
	Universal Insurance Holdings Inc.	37,521	1,090
^	Arbor Realty Trust Inc.	87,963	1,083
	ARMOUR Residential REIT Inc.	61,469	1,070
*	Encore Capital Group Inc.	30,859	1,060
	Chatham Lodging Trust	55,193	1,051
	Enterprise Financial Services Corp.	26,506	1,039
	Boston Private Financial Holdings Inc.	100,156	1,027
	BrightSphere Investment Group plc	95,483	1,025
	Meridian Bancorp Inc.	57,833	999
	Hamilton Lane Inc. Class A	20,074	987
	Armada Hoffler Properties Inc.	59,380	980
	OFG Bancorp	51,266	963
*	World Acceptance Corp.	7,241	958
	Central Pacific Financial Corp.	34,014	945
*	MBIA Inc.	106,450	944
	Alexander's Inc.	2,562	943
^	Innovative Industrial Properties Inc.	11,126	935
*	Columbia Financial Inc.	59,760	913
	Essential Properties Realty Trust Inc.	42,807	910
*	Third Point Reinsurance Ltd.	89,409	908
*,^	Trupanion Inc.	30,908	907
^	Washington Prime Group Inc.	219,810	901
*	Focus Financial Partners Inc. Class A	31,725	890
*	Everi Holdings Inc.	79,861	890
	Washington Trust Bancorp Inc.	18,087	888
	Franklin Street Properties Corp.	122,369	886
	PJT Partners Inc.	23,985	885
	NexPoint Residential Trust Inc.	22,017	882
*	Evo Payments Inc. Class A	29,777	877
	Bryn Mawr Bank Corp.	23,957	876
	NorthStar Realty Europe Corp.	52,852	870
	Stock Yards Bancorp Inc.	25,888	863
	iStar Inc.	78,316	862
	Meta Financial Group Inc.	32,887	861
*	HomeStreet Inc.	29,975	853
*	Enova International Inc.	39,699	848
	WisdomTree Investments Inc.	140,680	845
	Carolina Financial Corp.	25,263	839
	Community Healthcare Trust Inc.	21,363	836
	Investors Real Estate Trust	14,424	835
	Lakeland Bancorp Inc.	54,086	833
*	Triumph Bancorp Inc.	29,619	831
	TrustCo Bank Corp. NY	112,600	831
*	Ambac Financial Group Inc.	54,494	828
	Univest Financial Corp.	34,645	827

1st Source Corp.	18,845	825
Virtus Investment Partners Inc.	8,083	821
TPG RE Finance Trust Inc.	42,265	810
Capstead Mortgage Corp.	102,110	808
United Financial Bancorp Inc.	60,999	795
Northfield Bancorp Inc.	52,780	792
Camden National Corp.	18,492	783
Urstadt Biddle Properties Inc. Class A	35,574	778
Cass Information Systems Inc.	17,253	778
Preferred Apartment Communities Inc. Class A	49,270	774
German American Bancorp Inc.	27,466	765
ConnectOne Bancorp Inc.	36,305	763
Saul Centers Inc.	14,196	762
Hanmi Financial Corp.	36,501	753
Fidelity Southern Corp.	26,335	742
Oritani Financial Corp.	46,264	740
Federal Agricultural Mortgage Corp.	10,799	739
Community Trust Bancorp Inc.	18,621	737
Banco Latinoamericano de Comercio Exterior SA	36,807	734
Preferred Bank	16,752	733
FBL Financial Group Inc. Class A	11,902	733
Great Southern Bancorp Inc.	13,260	732
National Western Life Group Inc. Class A	2,745	732
Hersha Hospitality Trust Class A	42,838	730
Gladstone Commercial Corp.	34,471	726
* Marcus & Millichap Inc.	23,399	715
Origin Bancorp Inc.	20,988	700
Horizon Bancorp Inc.	44,601	692
State Auto Financial Corp.	20,093	687
* Customers Bancorp Inc.	34,721	685
FB Financial Corp.	19,664	684
Banc of California Inc.	51,709	684
Flushing Financial Corp.	32,395	681
Front Yard Residential Corp.	59,326	679
Dime Community Bancshares Inc.	37,844	673
* Mr Cooper Group Inc.	88,660	671
* St. Joe Co.	41,990	669
Bank of Marin Bancorp	16,335	662
Peoples Bancorp Inc.	21,289	658
First Defiance Financial Corp.	24,028	651
* INTL. FCStone Inc.	18,647	648
RE/MAX Holdings Inc. Class A	21,460	636
First of Long Island Corp.	29,481	629
Midland States Bancorp Inc.	25,366	621
First Community Bankshares Inc.	18,754	614
Peapack Gladstone Financial Corp.	22,525	609
* TriState Capital Holdings Inc.	29,494	607
CorePoint Lodging Inc.	49,786	603
Mercantile Bank Corp.	19,479	601
First Foundation Inc.	45,804	600
New Senior Investment Group Inc.	89,843	592
CBTX Inc.	21,483	585
Whitestone REIT	45,897	582
Heritage Commerce Corp.	48,000	572
Diamond Hill Investment Group Inc.	3,934	565
CatchMark Timber Trust Inc. Class A	59,095	556
City Office REIT Inc.	46,772	551

	Bridge Bancorp Inc.	19,792	551
^	CorEnergy Infrastructure Trust Inc.	14,223	549
	Independent Bank Corp.	25,887	548
	Western Asset Mortgage Capital Corp.	56,239	545
	UMH Properties Inc.	40,621	541
*	EZCORP Inc. Class A	61,453	540
*	Nicolet Bankshares Inc.	9,204	538
	First Financial Corp.	14,221	538
	AG Mortgage Investment Trust Inc.	34,540	533
^	Pennsylvania REIT	82,923	532
	Republic Bancorp Inc. Class A	11,546	529
	United Community Financial Corp.	57,102	523
*	Bancorp Inc.	58,675	522
	One Liberty Properties Inc.	18,248	521
	Ready Capital Corp.	35,516	517
	People's Utah Bancorp	18,401	515
	KKR Real Estate Finance Trust Inc.	25,905	512
	First Mid Bancshares Inc.	15,207	508
	PennyMac Financial Services Inc.	23,849	506
*	Cowen Inc. Class A	33,362	505
	QCR Holdings Inc.	15,711	504
*	Donnelley Financial Solutions Inc.	40,508	499
	Financial Institutions Inc.	18,429	498
	HomeTrust Bancshares Inc.	20,332	498
	B. Riley Financial Inc.	24,871	493
	Waterstone Financial Inc.	29,549	488
	Opus Bank	23,734	476
*	Atlantic Capital Bancshares Inc.	28,931	473
	Ares Commercial Real Estate Corp.	32,212	473
	Arrow Financial Corp.	14,666	472
	Jernigan Capital Inc.	22,153	468
	Ashford Hospitality Trust Inc.	104,868	468
	Old Line Bancshares Inc.	18,783	463
*	Allegiance Bancshares Inc.	14,185	460
	Live Oak Bancshares Inc.	29,568	459
	Dynex Capital Inc.	82,020	451
	Anworth Mortgage Asset Corp.	117,059	444
	First Bancshares Inc.	14,797	441
	American National Bankshares Inc.	12,641	441
	Bar Harbor Bankshares	18,329	433
	CNB Financial Corp.	17,447	432
	Goosehead Insurance Inc. Class A	11,659	427
	Old Second Bancorp Inc.	34,438	420
	Sierra Bancorp	16,822	417
*	Tejon Ranch Co.	25,349	410
	Farmers National Banc Corp.	30,227	407
	Franklin Financial Network Inc.	15,472	406
	RMR Group Inc. Class A	8,419	406
*	Equity Bancshares Inc. Class A	16,143	402
*,^	Health Insurance Innovations Inc. Class A	15,472	399
*	FRP Holdings Inc.	8,549	398
	West Bancorporation Inc.	19,078	397
	Exantas Capital Corp.	36,251	395
	Ladenburg Thalmann Financial Services Inc.	122,920	393
	Citizens & Northern Corp.	14,233	393
	EMC Insurance Group Inc.	10,773	389
	PCSB Financial Corp.	19,444	382

*,^	Citizens Inc. Class A	59,569	382
	MidWestOne Financial Group Inc.	13,405	373
	Civista Bancshares Inc.	16,896	367
	Spirit MTA REIT	51,967	365
	Braemar Hotels & Resorts Inc.	34,973	365
*	Byline Bancorp Inc.	19,520	364
	Cambridge Bancorp	4,426	364
^	Orchid Island Capital Inc.	58,816	358
	Peoples Financial Services Corp.	8,238	358
	Heritage Insurance Holdings Inc.	24,249	355
	HCI Group Inc.	8,714	354
	Merchants Bancorp	19,401	353
*	Greenlight Capital Re Ltd. Class A	34,717	352
	Home Bancorp Inc.	9,422	336
	Summit Financial Group Inc.	13,487	334
	United Insurance Holdings Corp.	24,517	330
	Bluerock Residential Growth REIT Inc. Class A	28,754	329
	Southern National Bancorp of Virginia Inc.	23,468	324
	Enterprise Bancorp Inc.	11,523	323
	Capital City Bank Group Inc.	13,723	321
	BBX Capital Corp. Class A	78,519	321
	Greenhill & Co. Inc.	21,415	321
	Cherry Hill Mortgage Investment Corp.	19,597	319
	Macatawa Bank Corp.	31,246	317
	Business First Bancshares Inc.	12,743	312
*	HarborOne Bancorp Inc.	17,373	312
	National Bankshares Inc.	8,145	309
	RBB Bancorp	16,696	309
	First Bancorp Inc.	12,214	309
*	Metropolitan Bank Holding Corp.	7,763	308
	Farmers & Merchants Bancorp Inc.	10,404	307
	Century Bancorp Inc. Class A	3,413	306
*	Bridgewater Bancshares Inc.	27,840	306
	Cedar Realty Trust Inc.	106,826	302
	Global Indemnity Ltd.	10,039	298
*	Southern First Bancshares Inc.	8,258	294
	ACNB Corp.	8,177	292
	Global Medical REIT Inc.	27,166	290
	Southern Missouri Bancorp Inc.	8,884	289
	Westwood Holdings Group Inc.	9,866	289
	Hingham Institution for Savings	1,597	288
	Oppenheimer Holdings Inc. Class A	11,554	285
*	I3 Verticals Inc. Class A	11,043	282
	Western New England Bancorp Inc.	30,795	282
*	SmartFinancial Inc.	13,636	280
*	Safeguard Scientifics Inc.	23,187	278
	Northrim BanCorp Inc.	8,205	274
	Consolidated-Tomoka Land Co.	4,571	273
*	Regional Management Corp.	11,068	273
	Ames National Corp.	10,355	272
	Central Valley Community Bancorp	13,841	272
*	Baycom Corp.	12,331	270
*	Spirit of Texas Bancshares Inc.	12,095	268
	Reliant Bancorp Inc.	12,217	266
	Guaranty Bancshares Inc.	9,035	264
	Safehold Inc.	9,477	259
	Investors Title Co.	1,659	256

* Republic First Bancorp Inc.	52,868	256
Investar Holding Corp.	10,690	255
* On Deck Capital Inc.	62,717	252
Territorial Bancorp Inc.	9,276	250
* PICO Holdings Inc.	23,515	248
Luther Burbank Corp.	24,437	243
Great Ajax Corp.	19,144	243
Pacific City Financial Corp.	14,224	243
Arlington Asset Investment Corp. Class A	36,024	241
* Altisource Portfolio Solutions SA	11,868	239
First Internet Bancorp	11,728	238
* Entegra Financial Corp.	8,007	237
Amalgamated Bank Class A	14,317	236
First Choice Bancorp	10,865	236
Sterling Bancorp Inc.	26,327	234
Penns Woods Bancorp Inc.	5,539	232
Clipper Realty Inc.	18,033	230
Codorus Valley Bancorp Inc.	10,949	230
Shore Bancshares Inc.	14,982	230
First Business Financial Services Inc.	10,034	230
Orrstown Financial Services Inc.	10,778	229
* Forestar Group Inc.	12,566	225
^ Farmland Partners Inc.	35,903	222
Norwood Financial Corp.	6,923	222
* Howard Bancorp Inc.	15,857	220
First Bank	19,624	220
Premier Financial Bancorp Inc.	14,028	219
* Ocwen Financial Corp.	140,746	218
Gladstone Land Corp.	17,569	218
Timberland Bancorp Inc.	8,892	217
FS Bancorp Inc.	4,579	216
Bankwell Financial Group Inc.	7,444	213
MutualFirst Financial Inc.	7,093	212
BankFinancial Corp.	15,095	210
Independence Holding Co.	5,610	209
* Select Bancorp Inc.	18,586	205
^ Fidelity D&D Bancorp Inc.	3,383	201
Riverview Bancorp Inc.	25,747	200
MidSouth Bancorp Inc.	17,721	200
* Stratus Properties Inc.	7,065	199
BCB Bancorp Inc.	16,211	198
Protective Insurance Corp. Class B	11,461	197
* NI Holdings Inc.	11,507	195
Bank of Princeton	6,925	194
Evans Bancorp Inc.	5,514	193
Bank of Commerce Holdings	18,757	193
Tiptree Inc.	31,750	192
MBT Financial Corp.	20,929	191
SB One Bancorp	8,641	190
C&F Financial Corp.	3,946	190
Community Bankers Trust Corp.	26,022	189
Northeast Bank	9,138	189
FedNat Holding Co.	13,952	189
Unity Bancorp Inc.	9,353	188
* Hallmark Financial Services Inc.	15,675	185
Pzena Investment Management Inc. Class A	20,780	184
Prudential Bancorp Inc.	10,476	182

LCNB Corp.	10,637	181
Community Financial Corp.	5,794	180
Chemung Financial Corp.	4,012	180
* Malvern Bancorp Inc.	9,025	180
Ohio Valley Banc Corp.	4,873	177
First Northwest Bancorp	10,853	174
ESSA Bancorp Inc.	11,214	170
1st Constitution Bancorp	8,975	167
Parke Bancorp Inc.	8,196	166
* Esquire Financial Holdings Inc.	7,246	165
MVB Financial Corp.	10,419	165
^ CBL & Associates Properties Inc.	202,570	165
Donegal Group Inc. Class A	11,078	160
United Security Bancshares	15,567	159
Oak Valley Bancorp	8,247	155
First Community Corp.	8,714	155
Peoples Bancorp of North Carolina Inc.	5,612	153
Union Bankshares Inc.	4,604	152
* PDL Community Bancorp	10,623	150
First United Corp.	8,189	147
OP Bancorp	15,335	147
First Financial Northwest Inc.	9,675	147
BRT Apartments Corp.	11,523	145
* Pacific Mercantile Bancorp	18,698	145
Capstar Financial Holdings Inc.	9,750	145
Level One Bancorp Inc.	6,165	144
Middlefield Banc Corp.	3,641	143
Mid Penn Bancorp Inc.	5,683	136
* Coastal Financial Corp.	8,456	136
Silvercrest Asset Management Group Inc. Class A	9,964	133
CB Financial Services Inc.	5,603	132
* Curo Group Holdings Corp.	13,908	130
GAIN Capital Holdings Inc.	32,173	125
First Savings Financial Group Inc.	2,146	123
First Guaranty Bancshares Inc.	5,794	119
* Provident Bancorp Inc.	5,003	118
Greene County Bancorp Inc.	3,717	109
Crawford & Co. Class B	13,020	108
* Elevate Credit Inc.	24,996	106
Associated Capital Group Inc. Class A	2,850	106
County Bancorp Inc.	6,086	105
GAMCO Investors Inc. Class A	5,834	99
Kingstone Cos. Inc.	10,908	97
Auburn National Bancorporation Inc.	2,816	97
* Capital Bancorp Inc.	7,876	95
* Trinity Place Holdings Inc.	21,555	88
* Maui Land & Pineapple Co. Inc.	7,926	82
* Siebert Financial Corp.	8,870	79
* Bank7 Corp.	3,950	67
* Transcontinental Realty Investors Inc.	1,939	53
* MoneyGram International Inc.	35,744	50
Oconee Federal Financial Corp.	2,112	49
Maiden Holdings Ltd.	79,672	43
* FVCBankcorp Inc.	2,344	42
* Ashford Inc.	835	37
* Impac Mortgage Holdings Inc.	12,007	35
Griffin Industrial Realty Inc.	939	35

	Value Line Inc.	1,407	34
*	American Realty Investors Inc.	2,517	29
			593,621
Health Care (15.1%)
*	Array BioPharma Inc.	252,471	6,670
*	Medidata Solutions Inc.	69,079	6,297
*	Haemonetics Corp.	61,350	5,950
*	Horizon Therapeutics plc	215,522	5,136
*	Novocure Ltd.	88,002	4,675
*,^	Teladoc Health Inc.	80,085	4,655
*	Wright Medical Group NV	148,762	4,570
*	HealthEquity Inc.	64,741	4,231
*	LivaNova plc	58,191	4,184
*	Tandem Diabetes Care Inc.	61,001	4,182
*	Blueprint Medicines Corp.	53,942	4,100
*	Spark Therapeutics Inc.	37,394	4,076
*	LHC Group Inc.	35,300	3,999
*	Global Blood Therapeutics Inc.	63,905	3,884
*	Omnicell Inc.	46,351	3,683
*	Amedisys Inc.	31,999	3,594
*	NuVasive Inc.	61,513	3,565
*	Globus Medical Inc.	88,860	3,492
*	Ultragenyx Pharmaceutical Inc.	62,682	3,443
*	Neogen Corp.	60,053	3,384
*	Merit Medical Systems Inc.	63,717	3,290
*	FibroGen Inc.	90,733	3,288
*	ACADIA Pharmaceuticals Inc.	135,193	3,243
*	Repligen Corp.	46,602	3,237
	Ensign Group Inc.	59,550	3,172
*	Arena Pharmaceuticals Inc.	59,260	3,141
*	Syneos Health Inc.	74,204	3,059
*	HMS Holdings Corp.	99,017	3,013
*,^	Medicines Co.	82,009	2,924
*	Ligand Pharmaceuticals Inc.	24,949	2,679
*	AMN Healthcare Services Inc.	55,285	2,678
*	Arrowhead Pharmaceuticals Inc.	111,797	2,651
*	Glaukos Corp.	40,743	2,627
*	Integer Holdings Corp.	37,140	2,604
*	Amicus Therapeutics Inc.	223,943	2,524
*	PTC Therapeutics Inc.	61,327	2,459
	CONMED Corp.	30,110	2,423
*	Immunomedics Inc.	178,814	2,337
*	Quidel Corp.	40,774	2,255
*	Insmed Inc.	91,314	2,211
*	Emergent BioSolutions Inc.	54,220	2,164
*	Intercept Pharmaceuticals Inc.	26,126	2,164
*	Portola Pharmaceuticals Inc.	77,559	2,163
*	Halozyme Therapeutics Inc.	146,513	2,161
*	NeoGenomics Inc.	97,985	2,127
*	Avanos Medical Inc.	55,913	2,107
*	Biohaven Pharmaceutical Holding Co. Ltd.	37,281	2,105
*	Pacira BioSciences Inc.	47,623	2,072
*	Iovance Biotherapeutics Inc.	126,320	2,065
	Patterson Cos. Inc.	97,876	2,057
*	Nevro Corp.	34,750	2,054
*	Acceleron Pharma Inc.	51,433	2,052
*	Myriad Genetics Inc.	82,015	2,032

*	Allscripts Healthcare Solutions Inc.	207,754	2,021
*	Tenet Healthcare Corp.	99,940	1,995
*	iRhythm Technologies Inc.	28,727	1,967
*	Reata Pharmaceuticals Inc. Class A	22,562	1,924
*	Magellan Health Inc.	28,899	1,908
*	MyoKardia Inc.	40,528	1,888
*	Zogenix Inc.	49,993	1,884
*	BioTelemetry Inc.	39,334	1,883
*	Ironwood Pharmaceuticals Inc. Class A	167,528	1,831
*	AnaptysBio Inc.	25,108	1,828
*	Select Medical Holdings Corp.	129,128	1,814
*	Enanta Pharmaceuticals Inc.	19,922	1,802
*	Prestige Consumer Healthcare Inc.	61,810	1,794
*	Supernus Pharmaceuticals Inc.	58,370	1,753
*	Mirati Therapeutics Inc.	25,563	1,733
*	Xencor Inc.	55,574	1,714
	US Physical Therapy Inc.	14,856	1,660
*	REGENXBIO Inc.	38,009	1,635
*	Cambrex Corp.	39,941	1,590
*	Cardiovascular Systems Inc.	40,361	1,572
*	Audentes Therapeutics Inc.	44,276	1,555
*	Aerie Pharmaceuticals Inc.	42,323	1,541
	Atrion Corp.	1,697	1,499
*	Invitae Corp.	84,173	1,469
*	R1 RCM Inc.	121,815	1,430
*	Guardant Health Inc.	18,380	1,413
*	Medpace Holdings Inc.	25,754	1,390
*	Heron Therapeutics Inc.	81,529	1,388
*	Fate Therapeutics Inc.	71,827	1,385
*	Brookdale Senior Living Inc.	222,589	1,376
*	Inogen Inc.	21,172	1,365
*	Momenta Pharmaceuticals Inc.	115,287	1,341
*	Endo International plc	267,110	1,322
*	CareDx Inc.	41,649	1,317
*	Genomic Health Inc.	25,202	1,317
*	Esperion Therapeutics Inc.	27,075	1,289
*	AtriCure Inc.	43,542	1,276
*	NextGen Healthcare Inc.	64,012	1,232
*	STAAR Surgical Co.	52,146	1,208
*	CryoLife Inc.	41,823	1,202
*	Varex Imaging Corp.	44,929	1,199
*	Coherus Biosciences Inc.	61,485	1,162
*	Editas Medicine Inc.	55,600	1,143
	National HealthCare Corp.	14,589	1,133
*	Corcept Therapeutics Inc.	115,763	1,132
*	Codexis Inc.	62,120	1,124
*	Atara Biotherapeutics Inc.	50,448	1,120
*	Pacific Biosciences of California Inc.	166,161	1,113
*	Innoviva Inc.	81,189	1,110
*	Lantheus Holdings Inc.	44,663	1,071
*	Sangamo Therapeutics Inc.	121,969	1,067
	Luminex Corp.	49,866	1,052
*,^	Denali Therapeutics Inc.	54,803	1,045
*	Aimmune Therapeutics Inc.	52,661	1,031
*	Tivity Health Inc.	55,904	1,023
*	Orthofix Medical Inc.	20,704	1,021
*	Tactile Systems Technology Inc.	21,142	1,015

*	Radius Health Inc.	48,674	1,012
*	Inspire Medical Systems Inc.	17,776	1,004
*,^	Omeros Corp.	55,933	994
*	Epizyme Inc.	71,654	985
*	Tabula Rasa HealthCare Inc.	21,287	962
*	Natus Medical Inc.	38,430	957
*	ArQule Inc.	130,401	938
*	Retrophin Inc.	49,654	920
*	Natera Inc.	40,157	920
*	Vanda Pharmaceuticals Inc.	61,756	907
*	Spectrum Pharmaceuticals Inc.	121,276	893
*	NanoString Technologies Inc.	31,300	890
*	Apellis Pharmaceuticals Inc.	43,434	873
*	Providence Service Corp.	13,411	867
*	Cymabay Therapeutics Inc.	71,699	866
*	Theravance Biopharma Inc.	52,066	865
*	MacroGenics Inc.	47,150	865
*	Mallinckrodt plc	99,001	860
*	Axogen Inc.	40,783	854
*	Intersect ENT Inc.	36,006	849
*	Clovis Oncology Inc.	57,265	846
*	AngioDynamics Inc.	43,823	823
*	Vericel Corp.	52,424	820
*	Amphastar Pharmaceuticals Inc.	42,295	814
*,^	Cara Therapeutics Inc.	39,170	805
*	Dicerna Pharmaceuticals Inc.	64,688	801
*	Addus HomeCare Corp.	11,667	798
*	CorVel Corp.	10,776	797
*	Tricida Inc.	21,531	791
*	Amneal Pharmaceuticals Inc.	104,553	788
*	Madrigal Pharmaceuticals Inc.	8,344	771
*	Veracyte Inc.	34,020	771
*	Athenex Inc.	52,876	764
*	Cerus Corp.	161,855	759
*	Alder Biopharmaceuticals Inc.	70,067	758
	Phibro Animal Health Corp. Class A	24,497	725
*	Intra-Cellular Therapies Inc.	53,886	700
*,^	Allogene Therapeutics Inc.	26,493	695
*	OPKO Health Inc.	386,901	693
*,^	TherapeuticsMD Inc.	222,057	679
*,^	ZIOPHARM Oncology Inc.	158,573	679
	National Research Corp.	13,266	676
*,^	Allakos Inc.	17,087	670
*	ANI Pharmaceuticals Inc.	9,610	669
*	Adverum Biotechnologies Inc.	65,475	658
*	Eagle Pharmaceuticals Inc.	12,710	646
*	Surmodics Inc.	15,859	643
*	Triple-S Management Corp. Class B	26,154	641
*,^	ViewRay Inc.	75,944	638
*	Anika Therapeutics Inc.	16,703	635
*,^	Eidos Therapeutics Inc.	19,598	612
*	Stemline Therapeutics Inc.	45,995	604
*	OraSure Technologies Inc.	72,393	601
*,^	Accelerate Diagnostics Inc.	31,386	594
*,^	Rubius Therapeutics Inc.	40,998	593
*	G1 Therapeutics Inc.	27,944	586
*	RadNet Inc.	48,297	583

*	Cytokinetics Inc.	55,298	573
*	Heska Corp.	8,161	572
	Meridian Bioscience Inc.	50,065	566
*,^	Viking Therapeutics Inc.	73,462	565
*	Voyager Therapeutics Inc.	25,882	564
*	WaVe Life Sciences Ltd.	24,311	557
*	Intellia Therapeutics Inc.	39,965	555
*	Kura Oncology Inc.	34,066	545
*	Fluidigm Corp.	39,707	520
*	Puma Biotechnology Inc.	35,048	518
*	CytomX Therapeutics Inc.	53,621	518
	LeMaitre Vascular Inc.	19,289	498
*	PetIQ Inc. Class A	18,942	497
*	Revance Therapeutics Inc.	46,076	496
*	Acorda Therapeutics Inc.	53,021	493
*	Ra Pharmaceuticals Inc.	22,706	491
*	PDL BioPharma Inc.	172,383	486
*	Antares Pharma Inc.	174,226	486
*	GlycoMimetics Inc.	41,016	486
*,^	MediciNova Inc.	47,941	476
*	TG Therapeutics Inc.	75,745	475
*	Rocket Pharmaceuticals Inc.	28,654	468
*	Akorn Inc.	112,972	465
*	Rhythm Pharmaceuticals Inc.	18,363	463
*	BioCryst Pharmaceuticals Inc.	131,273	459
*	Akebia Therapeutics Inc.	103,207	459
*,^	Corbus Pharmaceuticals Holdings Inc.	65,328	458
*	Achillion Pharmaceuticals Inc.	164,233	457
*	Prothena Corp. plc	48,476	452
*	Oxford Immunotec Global plc	30,886	452
*,^	Flexion Therapeutics Inc.	40,571	447
*	Rigel Pharmaceuticals Inc.	200,672	427
*,^	Intrexon Corp.	88,085	426
*	Progenics Pharmaceuticals Inc.	101,482	425
*	GenMark Diagnostics Inc.	62,600	419
*	Homology Medicines Inc.	20,661	418
*	Collegium Pharmaceutical Inc.	35,466	408
*	BioSpecifics Technologies Corp.	6,875	407
*	Catalyst Pharmaceuticals Inc.	115,993	406
*	AMAG Pharmaceuticals Inc.	41,400	395
*	Dermira Inc.	41,876	391
*,^	Sorrento Therapeutics Inc.	138,478	389
*	Accuray Inc.	102,609	381
*	Savara Inc.	34,471	374
*	Translate Bio Inc.	35,414	371
*	OrthoPediatrics Corp.	9,435	367
*	Dynavax Technologies Corp.	75,171	362
*	Albireo Pharma Inc.	10,993	362
	Computer Programs & Systems Inc.	13,933	360
*	Assembly Biosciences Inc.	25,248	354
*	Five Prime Therapeutics Inc.	40,476	340
*	SIGA Technologies Inc.	63,478	339
*	Kindred Biosciences Inc.	42,668	339
*	Karyopharm Therapeutics Inc.	59,621	336
*,^	Akcea Therapeutics Inc.	15,901	335
	Utah Medical Products Inc.	4,159	332
*	Scholar Rock Holding Corp.	17,836	327

*,^	Palatin Technologies Inc.	243,775	327
*	Arcus Biosciences Inc.	37,953	322
*	MeiraGTx Holdings plc	14,427	318
*	BioScrip Inc.	151,728	314
*	ImmunoGen Inc.	173,922	313
*	Castlight Health Inc. Class B	95,164	311
*	Cross Country Healthcare Inc.	42,702	304
*	ChemoCentryx Inc.	26,850	303
*,^	Geron Corp.	207,161	300
*	Agenus Inc.	110,970	283
*	RTI Surgical Holdings Inc.	66,577	282
*	Lexicon Pharmaceuticals Inc.	52,082	280
*	Cutera Inc.	16,346	275
*	Crinetics Pharmaceuticals Inc.	10,365	272
*	Community Health Systems Inc.	102,335	272
*	Axonics Modulation Technologies Inc.	8,281	272
*	Xeris Pharmaceuticals Inc.	24,636	270
*	Kadmon Holdings Inc.	120,837	268
*,^	TransEnterix Inc.	197,840	265
*	Quanterix Corp.	10,344	265
*,^	Rockwell Medical Inc.	57,336	264
*	Aratana Therapeutics Inc.	55,805	258
*	Concert Pharmaceuticals Inc.	25,353	258
*	Pieris Pharmaceuticals Inc.	62,257	258
*	Magenta Therapeutics Inc.	17,339	254
*,^	Inovio Pharmaceuticals Inc.	104,552	250
*	Aduro Biotech Inc.	76,556	249
*	Marinus Pharmaceuticals Inc.	57,105	246
*	SeaSpine Holdings Corp.	17,968	245
*	Gossamer Bio Inc.	13,365	245
*,^	UNITY Biotechnology Inc.	29,921	244
*	Eloxx Pharmaceuticals Inc.	26,882	242
*	Deciphera Pharmaceuticals Inc.	10,481	239
*	Cyclerion Therapeutics Inc.	17,031	238
*	IntriCon Corp.	9,077	237
	Invacare Corp.	39,714	235
*	Avid Bioservices Inc.	60,387	235
*,^	Athersys Inc.	141,011	234
*,^	MannKind Corp.	197,345	229
*	CytoSorbents Corp.	36,050	227
*	Pfenex Inc.	34,320	223
*	Cellular Biomedicine Group Inc.	13,949	223
*	Kiniksa Pharmaceuticals Ltd. Class A	14,347	219
*	Avrobio Inc.	15,378	218
*	Calithera Biosciences Inc.	40,016	210
*	Recro Pharma Inc.	21,979	210
*	Assertio Therapeutics Inc.	71,376	209
*	Abeona Therapeutics Inc.	37,436	204
*	Principia Biopharma Inc.	6,924	203
*,^	Senseonics Holdings Inc.	102,011	202
	Owens & Minor Inc.	73,637	198
*	Aclaris Therapeutics Inc.	42,196	197
*	Chimerix Inc.	57,125	194
*	Arvinas Inc.	9,272	194
*	Surgery Partners Inc.	22,533	193
*	Forty Seven Inc.	16,999	192
*,^	CASI Pharmaceuticals Inc.	60,097	191

*	Minerva Neurosciences Inc.	36,461	190
*	Replimune Group Inc.	13,946	189
*	Lannett Co. Inc.	35,510	187
*	ChromaDex Corp.	46,549	185
*,^	Cue Biopharma Inc.	22,157	183
*	Neuronetics Inc.	15,451	178
*	Syros Pharmaceuticals Inc.	30,086	178
*	Optinose Inc.	23,318	177
*	Aldeyra Therapeutics Inc.	25,292	176
*	Odonate Therapeutics Inc.	8,120	174
*	Enzo Biochem Inc.	53,209	171
*	Y-mAbs Therapeutics Inc.	8,328	170
*	SI-BONE Inc.	10,015	168
*	Constellation Pharmaceuticals Inc.	19,299	166
*	Twist Bioscience Corp.	6,372	164
*	Sientra Inc.	27,941	163
*,^	Pulse Biosciences Inc.	12,800	153
*,^	Evolus Inc.	11,134	151
*	Celcuity Inc.	7,056	149
*,^	Tyme Technologies Inc.	126,139	148
*,^	XOMA Corp.	7,688	144
*,^	Kezar Life Sciences Inc.	15,156	144
*	LogicBio Therapeutics Inc.	9,411	143
*	FONAR Corp.	7,400	142
*	Ardelyx Inc.	51,631	141
*	Aeglea BioTherapeutics Inc.	22,532	141
*	Paratek Pharmaceuticals Inc.	38,655	140
*	La Jolla Pharmaceutical Co.	25,692	138
*	Synlogic Inc.	18,246	136
*,^	BioTime Inc.	133,254	132
*	Syndax Pharmaceuticals Inc.	17,737	129
*,^	Novavax Inc.	22,665	129
*	Adamas Pharmaceuticals Inc.	27,214	128
*	Tocagen Inc.	24,930	127
*,^	Dova Pharmaceuticals Inc.	14,325	126
*	Capital Senior Living Corp.	30,042	126
*	Synthorx Inc.	8,619	124
*,^	Evelo Biosciences Inc.	16,466	123
*,^	Ocular Therapeutix Inc.	41,999	122
*	Molecular Templates Inc.	14,942	120
*	Kodiak Sciences Inc.	11,665	115
*,^	Catalyst Biosciences Inc.	14,318	113
*,^	Verastem Inc.	84,480	112
*	Alector Inc.	6,545	111
*,^	AVEO Pharmaceuticals Inc.	126,207	108
*	Spero Therapeutics Inc.	9,413	106
*	Kala Pharmaceuticals Inc.	19,069	105
*	Durect Corp.	187,540	102
*	Bellicum Pharmaceuticals Inc.	48,450	100
*	American Renal Associates Holdings Inc.	15,297	99
*	Harvard Bioscience Inc.	42,699	97
*	Vapotherm Inc.	5,733	96
*,^	ADMA Biologics Inc.	23,054	96
*	Spring Bank Pharmaceuticals Inc.	16,659	93
*	iRadimed Corp.	4,347	91
*	Verrica Pharmaceuticals Inc.	12,702	91
*	Calyxt Inc.	7,058	90

*	Jounce Therapeutics Inc.	19,115	85
*	Sutro Biopharma Inc.	7,415	85
*	Endologix Inc.	12,008	85
*	Neon Therapeutics Inc.	17,261	84
*	Liquidia Technologies Inc.	8,392	83
*	Seres Therapeutics Inc.	24,315	83
*,^	Neos Therapeutics Inc.	57,193	82
*	Selecta Biosciences Inc.	40,842	81
*	Solid Biosciences Inc.	14,473	80
*	Gritstone Oncology Inc.	8,555	80
*	Arbutus Biopharma Corp.	43,688	80
*,^	Organovo Holdings Inc.	141,816	78
*	Menlo Therapeutics Inc.	11,649	78
*	Nuvectra Corp.	20,446	77
*	Genesis Healthcare Inc.	68,462	77
*	Miragen Therapeutics Inc.	32,148	76
*,^	PolarityTE Inc.	12,068	76
*	Apollo Medical Holdings Inc.	4,211	75
*,^	Fortress Biotech Inc.	43,079	75
*	Unum Therapeutics Inc.	23,443	73
*,^	T2 Biosystems Inc.	36,629	71
*	Zafgen Inc.	35,902	66
*	Corvus Pharmaceuticals Inc.	17,153	65
*	resTORbio Inc.	8,946	64
*	Mustang Bio Inc.	18,788	64
*	Mersana Therapeutics Inc.	14,640	63
*	Quorum Health Corp.	35,193	62
*,^	Ampio Pharmaceuticals Inc.	118,018	61
*,^	Nymox Pharmaceutical Corp.	38,250	61
*	NewLink Genetics Corp.	34,510	61
*	Idera Pharmaceuticals Inc.	22,136	56
*	Allena Pharmaceuticals Inc.	14,068	56
*	Fennec Pharmaceuticals Inc.	14,578	55
*	Helius Medical Technologies Inc. Class A	20,762	54
*	Tetraphase Pharmaceuticals Inc.	64,876	52
*,^	Aptinyx Inc.	16,886	52
*	Aquestive Therapeutics Inc.	13,359	50
*,^	Cohbar Inc.	28,848	50
*	Surface Oncology Inc.	13,168	48
*,^	CTI BioPharma Corp.	58,070	48
*,^	Proteostasis Therapeutics Inc.	39,772	39
*	Equillium Inc.	5,980	39
*	Harpoon Therapeutics Inc.	3,027	36
*,^	NantKwest Inc.	34,385	35
*,^	Clearside Biomedical Inc.	31,963	35
*,^	Innovate Biopharmaceuticals Inc.	24,085	31
*,^	Teligent Inc.	46,695	30
*	scPharmaceuticals Inc.	8,861	30
*	AgeX Therapeutics Inc.	10,509	30
*	Osmotica Pharmaceuticals plc	11,529	28
*,^	Insys Therapeutics Inc.	32,552	25
*,^	ElectroCore Inc.	14,356	25
*,^	Ovid therapeutics Inc.	14,778	24
*	Sienna Biopharmaceuticals Inc.	17,836	21
*	Melinta Therapeutics Inc.	8,336	18
*	X4 Pharmaceuticals Inc.	1,142	18
*,^	NantHealth Inc.	28,070	15

*	Zomedica Pharmaceuticals Corp.	50,109	15
*,^	AAC Holdings Inc.	14,879	13
*,^	Immunic Inc.	889	8
*	GTx Inc.	5,926	7
*,^,§ Synergy Pharmaceuticals Inc.		224,815	1
*	Achaogen Inc.	15,515	1
			347,953
Materials & Processing (5.9%)
*	Ingevity Corp.	50,609	4,438
*	Trex Co. Inc.	70,748	4,232
*	RBC Bearings Inc.	28,529	4,060
	Louisiana-Pacific Corp.	169,861	3,876
	Balchem Corp.	38,408	3,483
	Sensient Technologies Corp.	50,965	3,450
	Cabot Microelectronics Corp.	34,003	3,314
*	Rexnord Corp.	125,217	3,294
^	Cleveland-Cliffs Inc.	350,056	3,045
	Simpson Manufacturing Co. Inc.	49,584	3,017
	Quaker Chemical Corp.	15,632	2,827
*	Beacon Roofing Supply Inc.	81,603	2,820
	Belden Inc.	48,314	2,474
	PolyOne Corp.	95,411	2,398
	HB Fuller Co.	60,572	2,388
	Innospec Inc.	28,964	2,338
	Universal Forest Products Inc.	71,514	2,306
	Carpenter Technology Corp.	55,688	2,259
*	GCP Applied Technologies Inc.	85,927	2,248
	AAON Inc.	49,299	2,238
	Minerals Technologies Inc.	42,199	2,194
	Compass Minerals International Inc.	40,701	2,076
	Comfort Systems USA Inc.	43,773	2,065
	Stepan Co.	24,202	2,054
*	Builders FirstSource Inc.	134,777	1,898
	Trinseo SA	51,106	1,883
*	Summit Materials Inc. Class A	133,791	1,870
	Commercial Metals Co.	138,914	1,854
	Mueller Industries Inc.	67,661	1,823
	Kaiser Aluminum Corp.	19,220	1,713
	Mueller Water Products Inc. Class A	184,471	1,705
	Worthington Industries Inc.	48,662	1,661
*	BMC Stock Holdings Inc.	80,394	1,610
*	JELD-WEN Holding Inc.	80,888	1,528
*	Masonite International Corp.	31,233	1,485
*	MRC Global Inc.	100,164	1,482
	Materion Corp.	23,966	1,449
*	Gibraltar Industries Inc.	38,003	1,357
*	Ferro Corp.	98,730	1,337
*	Installed Building Products Inc.	25,737	1,324
	Advanced Drainage Systems Inc.	42,956	1,232
	Apogee Enterprises Inc.	32,127	1,165
	DMC Global Inc.	17,172	1,162
	Global Brass & Copper Holdings Inc.	26,160	1,141
	Schweitzer-Mauduit International Inc.	36,255	1,134
	Neenah Inc.	19,694	1,126
*	Livent Corp.	177,481	1,122
*	Patrick Industries Inc.	27,275	1,113
	Greif Inc. Class A	30,738	1,089

	Tronox Holdings plc Class A	111,224	1,031
*	Continental Building Products Inc.	44,708	1,020
*	PGT Innovations Inc.	68,133	1,019
	Boise Cascade Co.	45,696	1,014
	Interface Inc. Class A	69,336	1,003
	US Silica Holdings Inc.	94,214	978
*	US Concrete Inc.	19,346	901
*	Kraton Corp.	36,360	890
	Chase Corp.	8,563	871
*	AdvanSix Inc.	35,415	863
	PH Glatfelter Co.	52,261	762
	Hecla Mining Co.	551,273	722
	Myers Industries Inc.	42,341	716
*	Verso Corp.	41,470	714
*	PQ Group Holdings Inc.	44,040	667
	Schnitzer Steel Industries Inc.	31,507	665
*	GMS Inc.	39,192	660
*,^	AK Steel Holding Corp.	378,976	652
*	Coeur Mining Inc.	227,798	647
*	Koppers Holdings Inc.	24,067	642
	Innophos Holdings Inc.	23,419	623
	Quanex Building Products Corp.	40,104	622
	Griffon Corp.	42,547	612
	Tredegar Corp.	31,134	485
	American Vanguard Corp.	35,074	466
	Haynes International Inc.	14,841	432
	Hawkins Inc.	11,658	415
	Insteel Industries Inc.	21,974	402
	Rayonier Advanced Materials Inc.	60,965	398
	NN Inc.	50,987	395
^	Caesarstone Ltd.	27,476	381
*	Intrepid Potash Inc.	115,373	365
*	Unifi Inc.	18,860	356
	Kronos Worldwide Inc.	27,374	345
*	TimkenSteel Corp.	48,453	344
*	Century Aluminum Co.	60,296	337
	FutureFuel Corp.	31,308	325
*	Clearwater Paper Corp.	19,490	314
*	OMNOVA Solutions Inc.	53,100	301
	Omega Flex Inc.	3,483	298
	Greif Inc. Class B	6,726	296
*	Lawson Products Inc.	8,019	294
*	Landec Corp.	29,492	293
*	UFP Technologies Inc.	7,897	292
*	LB Foster Co. Class A	11,933	288
*,^	Uranium Energy Corp.	207,231	280
*,^	Energy Fuels Inc.	101,373	276
*	Armstrong Flooring Inc.	25,797	272
*	Foundation Building Materials Inc.	17,558	266
*	Northwest Pipe Co.	11,451	266
*	Veritiv Corp.	13,703	242
	Culp Inc.	13,408	231
*	Cornerstone Building Brands Inc.	51,310	225
*,^	BlueLinx Holdings Inc.	10,647	214
	United States Lime & Minerals Inc.	2,407	197
	Synalloy Corp.	10,015	186
	Gold Resource Corp.	63,926	182

	Oil-Dri Corp. of America	6,076	179
	Eastern Co.	6,494	158
*	Ryerson Holding Corp.	19,134	148
	Olympic Steel Inc.	10,938	135
*,^	Amyris Inc.	38,904	132
*	Universal Stainless & Alloy Products Inc.	9,958	126
*,^	Forterra Inc.	22,849	109
*	Marrone Bio Innovations Inc.	65,836	101
*	AgroFresh Solutions Inc.	36,710	88
*	LSB Industries Inc.	25,877	87
*	Shiloh Industries Inc.	17,422	70
	Valhi Inc.	29,780	60
*	NL Industries Inc.	10,288	34
	CompX International Inc.	1,960	30
*,§	Ferroglobe R&W Trust	46,440	—
			135,567
Other (0.0%)2
	Tradeweb Markets Inc. Class A	4,006	181
*	Avantor Inc.	5,976	105
*	Parsons Corp.	2,646	84
*	Pagerduty Inc.	1,399	72
*	Levi Strauss & Co. Class A	3,344	65
*	Silk Road Medical Inc.	1,232	52
*	Brigham Minerals Inc.	2,469	51
*	Shockwave Medical Inc.	795	47
*	Mayville Engineering Co. Inc.	2,459	40
*	Turning Point Therapeutics Inc.	994	35
*	Sciplay Corp. Class A	2,007	32
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		6,201	28
*	Precision BioSciences Inc.	1,862	25
*	TransMedics Group Inc.	875	24
*	Palomar Holdings Inc.	995	23
*	NextCure Inc.	1,235	23
*	NGM Biopharmaceuticals Inc.	1,491	21
*	Fastly Inc. Class A	934	19
*	Cortexyme Inc.	739	19
*	Axcella Health Inc.	1,237	18
*	Hookipa Pharma Inc.	1,859	16
*,§	A Schulman Inc. CVR	30,360	13
*	Ideaya Biosciences Inc.	877	10
*,§	Corium CVR	31,548	6
*,§	NewStar Financial Inc. CVR	18,788	5
*	Greenlane Holdings Inc. Class A	252	4
*,§	Media General Inc. CVR	85,418	3
*,§	Omthera Pharmaceuticals Inc. CVR	2,012	1
*,§	Clinical Data CVR	913	—
			1,022
Producer Durables (13.8%)
	Woodward Inc.	64,127	6,985
	EMCOR Group Inc.	68,277	5,500
	MAXIMUS Inc.	76,419	5,445
	Insperity Inc.	45,818	5,219
	Brink's Co.	60,177	4,634
*	Axon Enterprise Inc.	68,770	4,592
	Tetra Tech Inc.	66,378	4,482
	MSA Safety Inc.	40,702	4,045

* Generac Holdings Inc.	72,432	3,995
John Bean Technologies Corp.	37,492	3,845
* FTI Consulting Inc.	45,327	3,804
* Spirit Airlines Inc.	81,925	3,775
KBR Inc.	168,866	3,752
* Darling Ingredients Inc.	196,394	3,712
SkyWest Inc.	61,042	3,584
* MasTec Inc.	75,903	3,529
* Paylocity Holding Corp.	34,704	3,478
Exponent Inc.	61,799	3,464
* TopBuild Corp.	42,394	3,361
* Aerojet Rocketdyne Holdings Inc.	86,772	3,348
* TriNet Group Inc.	52,223	3,310
* Proto Labs Inc.	32,405	3,252
* Allegheny Technologies Inc.	150,133	3,214
Moog Inc. Class A	38,413	3,166
GATX Corp.	45,022	3,143
* ASGN Inc.	60,731	3,081
Kennametal Inc.	97,530	2,999
Barnes Group Inc.	57,232	2,960
Korn Ferry	67,759	2,919
EnerSys	51,760	2,910
UniFirst Corp.	18,260	2,899
ABM Industries Inc.	79,130	2,868
* Chart Industries Inc.	36,859	2,825
^ Healthcare Services Group Inc.	88,610	2,801
Hillenbrand Inc.	75,140	2,797
* Advanced Disposal Services Inc.	86,687	2,786
Watts Water Technologies Inc. Class A	33,242	2,706
Brady Corp. Class A	56,988	2,639
Herman Miller Inc.	70,263	2,494
Applied Industrial Technologies Inc.	45,629	2,479
Franklin Electric Co. Inc.	55,466	2,431
Albany International Corp. Class A	34,342	2,406
* Harsco Corp.	96,215	2,405
* WageWorks Inc.	47,417	2,369
Covanta Holding Corp.	140,438	2,368
* ExlService Holdings Inc.	39,904	2,365
* Kratos Defense & Security Solutions Inc.	105,210	2,320
* Advanced Energy Industries Inc.	45,808	2,298
* Itron Inc.	40,455	2,292
Altra Industrial Motion Corp.	71,735	2,250
Allegiant Travel Co. Class A	15,412	2,159
ESCO Technologies Inc.	30,412	2,126
Granite Construction Inc.	52,399	2,106
Cubic Corp.	37,315	2,105
* OSI Systems Inc.	20,063	2,078
Deluxe Corp.	55,086	2,049
* Casella Waste Systems Inc. Class A	51,933	2,011
Forward Air Corp.	34,438	1,923
* Electronics For Imaging Inc.	52,230	1,914
* Dycom Industries Inc.	35,954	1,876
Kaman Corp.	32,968	1,833
* Navistar International Corp.	58,721	1,827
Triton International Ltd.	61,655	1,822
* Saia Inc.	30,607	1,806
Badger Meter Inc.	34,064	1,799

* SPX FLOW Inc.	50,301	1,796
Matson Inc.	50,578	1,731
HNI Corp.	51,734	1,716
Federal Signal Corp.	70,869	1,693
Steelcase Inc. Class A	102,285	1,641
* Aerovironment Inc.	25,285	1,637
Mobile Mini Inc.	52,897	1,622
McGrath RentCorp	28,739	1,616
Actuant Corp. Class A	72,704	1,610
ICF International Inc.	21,547	1,571
* TriMas Corp.	54,640	1,565
US Ecology Inc.	26,103	1,554
Werner Enterprises Inc.	55,544	1,549
* SPX Corp.	51,311	1,526
* Air Transport Services Group Inc.	69,538	1,526
* Hub Group Inc. Class A	38,951	1,518
Hawaiian Holdings Inc.	58,439	1,460
Sun Hydraulics Corp.	34,443	1,438
Scorpio Tankers Inc.	54,116	1,409
Raven Industries Inc.	42,643	1,397
EnPro Industries Inc.	24,341	1,351
AZZ Inc.	30,794	1,296
* Huron Consulting Group Inc.	26,274	1,293
Aircastle Ltd.	65,392	1,270
Rush Enterprises Inc. Class A	35,745	1,261
Tennant Co.	21,220	1,222
* CBIZ Inc.	61,298	1,214
Encore Wire Corp.	24,205	1,208
Ship Finance International Ltd.	95,960	1,188
AAR Corp.	39,042	1,175
* Sykes Enterprises Inc.	46,993	1,164
MTS Systems Corp.	21,143	1,147
CSW Industrials Inc.	17,908	1,145
Knoll Inc.	58,240	1,144
Triumph Group Inc.	57,821	1,121
Navigant Consulting Inc.	50,188	1,104
Alamo Group Inc.	11,590	1,100
* Atkore International Group Inc.	46,320	1,083
* Evoqua Water Technologies Corp.	89,809	1,057
Kadant Inc.	12,970	1,053
* Astronics Corp.	25,339	1,031
* TrueBlue Inc.	48,436	1,029
Greenbrier Cos. Inc.	37,526	1,021
Mesa Laboratories Inc.	4,043	1,009
Lindsay Corp.	12,714	1,009
* Atlas Air Worldwide Holdings Inc.	28,496	1,008
Heartland Express Inc.	56,222	1,005
Douglas Dynamics Inc.	26,328	977
* Herc Holdings Inc.	28,364	965
Standex International Corp.	14,817	964
Columbus McKinnon Corp.	26,399	957
Kforce Inc.	27,305	949
* Milacron Holdings Corp.	81,630	937
Primoris Services Corp.	50,309	918
H&E Equipment Services Inc.	37,535	912
* FARO Technologies Inc.	20,565	907
ACCO Brands Corp.	122,443	900

	Wabash National Corp.	65,575	886
	Kelly Services Inc. Class A	37,613	884
*	NV5 Global Inc.	11,279	877
*	SEACOR Holdings Inc.	20,596	857
*	Thermon Group Holdings Inc.	38,980	857
*	SP Plus Corp.	27,230	845
	Multi-Color Corp.	16,688	830
	Marten Transport Ltd.	47,049	829
*	CIRCOR International Inc.	19,556	826
	Pitney Bowes Inc.	226,316	826
	Argan Inc.	17,610	809
	Astec Industries Inc.	27,223	801
	ArcBest Corp.	30,887	774
*	Tidewater Inc.	35,868	764
*	Control4 Corp.	31,918	755
*	Modine Manufacturing Co.	58,515	752
*	Great Lakes Dredge & Dock Corp.	68,624	730
*	Frontline Ltd.	92,507	725
	GasLog Ltd.	49,001	706
	Heidrick & Struggles International Inc.	22,461	682
	TTEC Holdings Inc.	17,026	676
*	Echo Global Logistics Inc.	33,661	662
*,^	Plug Power Inc.	257,115	658
*	Tutor Perini Corp.	45,030	655
	Kimball International Inc. Class B	41,682	644
*	Wesco Aircraft Holdings Inc.	65,218	640
*	Vicor Corp.	21,016	637
*	WillScot Corp. Class A	46,497	631
	Gorman-Rupp Co.	21,220	630
*	MYR Group Inc.	19,366	625
*	DXP Enterprises Inc.	19,371	624
	Barrett Business Services Inc.	8,543	615
	DHT Holdings Inc.	110,513	614
*	BrightView Holdings Inc.	36,077	603
*	Manitowoc Co. Inc.	42,509	580
*	Ducommun Inc.	12,791	577
	Ennis Inc.	30,842	571
	Forrester Research Inc.	12,523	570
*	Aegion Corp. Class A	38,607	556
*,^	CryoPort Inc.	33,006	552
	Resources Connection Inc.	35,919	551
	Hyster-Yale Materials Handling Inc.	12,471	548
*	Team Inc.	35,594	517
*	Vectrus Inc.	13,410	473
*	CAI International Inc.	20,740	467
*	International Seaways Inc.	26,162	466
	Briggs & Stratton Corp.	49,369	464
	Hackett Group Inc.	28,796	463
*	Heritage-Crystal Clean Inc.	17,846	446
*	Vishay Precision Group Inc.	12,435	445
*	Energy Recovery Inc.	43,151	408
	REV Group Inc.	35,367	392
*	Sterling Construction Co. Inc.	31,894	381
*	Napco Security Technologies Inc.	14,156	378
*	Titan Machinery Inc.	22,575	377
*	Lydall Inc.	20,460	370
	Powell Industries Inc.	10,587	364

*	Willdan Group Inc.	11,573	360
	Spartan Motors Inc.	41,097	355
	CRA International Inc.	9,467	354
	Miller Industries Inc.	13,174	350
^	Nordic American Tankers Ltd.	169,386	346
*	Blue Bird Corp.	18,163	342
	Park-Ohio Holdings Corp.	10,767	336
*	CECO Environmental Corp.	36,520	323
	Quad/Graphics Inc.	37,679	315
	Costamare Inc.	60,239	308
*	Textainer Group Holdings Ltd.	32,721	303
*	Arlo Technologies Inc.	88,171	302
	Systemax Inc.	14,566	300
*	Radiant Logistics Inc.	46,797	298
*	Mistras Group Inc.	20,991	290
*	Ardmore Shipping Corp.	40,420	285
	Scorpio Bulkers Inc.	65,684	278
	Allied Motion Technologies Inc.	8,381	272
	Hurco Cos. Inc.	7,625	267
*	Eagle Bulk Shipping Inc.	56,806	265
^	Advanced Emissions Solutions Inc.	22,264	264
^	Teekay Corp.	81,935	263
*	Teekay Tankers Ltd. Class A	229,437	257
	Titan International Inc.	60,035	253
	VSE Corp.	10,449	252
	Graham Corp.	11,584	236
*	Dorian LPG Ltd.	33,181	234
	Marlin Business Services Corp.	10,449	233
	NACCO Industries Inc. Class A	4,584	229
*	Commercial Vehicle Group Inc.	36,157	225
*	Covenant Transportation Group Inc. Class A	14,661	220
*	Daseke Inc.	49,001	212
*	GP Strategies Corp.	14,975	204
	LSC Communications Inc.	39,368	191
	Rush Enterprises Inc. Class B	5,295	190
	Universal Logistics Holdings Inc.	9,964	188
	RR Donnelley & Sons Co.	84,443	187
*	Liquidity Services Inc.	32,915	185
*	IES Holdings Inc.	10,097	181
*	Willis Lease Finance Corp.	3,571	178
*	InnerWorkings Inc.	52,361	178
	BG Staffing Inc.	10,176	173
	Preformed Line Products Co.	3,668	172
^	EVI Industries Inc.	4,652	170
*	YRC Worldwide Inc.	39,492	168
*	PRGX Global Inc.	25,391	166
*	Twin Disc Inc.	11,345	164
*	US Xpress Enterprises Inc. Class A	27,773	151
*	PAM Transportation Services Inc.	2,562	143
*	Information Services Group Inc.	40,814	127
*	Exela Technologies Inc.	56,976	125
*	Mesa Air Group Inc.	13,647	124
*,^	Energous Corp.	28,187	116
*	HC2 Holdings Inc.	50,143	116
*	Gencor Industries Inc.	10,449	116
*	USA Truck Inc.	9,733	111
*	General Finance Corp.	13,431	102

*	Manitex International Inc.	17,113	102
*	Overseas Shipholding Group Inc. Class A	67,812	102
*	ServiceSource International Inc.	96,750	101
*	FreightCar America Inc.	14,534	88
*	Genco Shipping & Trading Ltd.	11,955	86
*	Safe Bulkers Inc.	59,969	85
*	Orion Group Holdings Inc.	33,444	83
*	PFSweb Inc.	18,029	68
*	Charah Solutions Inc.	10,112	47
*	Babcock & Wilcox Enterprises Inc.	36,653	16
			317,080
Technology (13.6%)
*	HubSpot Inc.	44,168	7,653
*	Coupa Software Inc.	66,632	7,277
*	Cree Inc.	123,523	6,811
*	Ciena Corp.	171,126	5,979
*	CACI International Inc. Class A	29,344	5,972
	Entegris Inc.	169,442	5,819
*	ViaSat Inc.	66,119	5,754
*	New Relic Inc.	53,970	5,414
*	Zscaler Inc.	72,598	4,982
*	Silicon Laboratories Inc.	51,338	4,804
	Science Applications International Corp.	60,326	4,629
	Blackbaud Inc.	57,731	4,441
*	Verint Systems Inc.	77,060	4,373
*	Mercury Systems Inc.	63,182	4,344
	SYNNEX Corp.	49,803	4,318
*	ACI Worldwide Inc.	136,959	4,309
*	LiveRamp Holdings Inc.	80,857	4,154
*	Tech Data Corp.	44,449	4,029
	Perspecta Inc.	170,259	3,696
*	Lumentum Holdings Inc.	90,982	3,682
*	Qualys Inc.	40,757	3,612
*	Envestnet Inc.	53,505	3,580
*	Five9 Inc.	68,626	3,524
*	Cornerstone OnDemand Inc.	64,447	3,431
*	Viavi Solutions Inc.	272,198	3,280
*	Q2 Holdings Inc.	44,740	3,277
*	Novanta Inc.	39,201	3,137
*	Semtech Corp.	77,851	3,101
*	Alteryx Inc. Class A	35,008	3,041
*	Rogers Corp.	21,954	3,029
*	Yelp Inc. Class A	97,007	2,981
	Brooks Automation Inc.	83,084	2,949
*	Finisar Corp.	140,445	2,947
*,^	iRobot Corp.	32,254	2,810
*	Box Inc.	150,347	2,780
*	Everbridge Inc.	34,845	2,740
*	Cirrus Logic Inc.	71,064	2,656
	InterDigital Inc.	40,254	2,557
	Vishay Intertechnology Inc.	158,356	2,413
*	II-VI Inc.	75,105	2,361
*	Rapid7 Inc.	44,063	2,302
*	Inphi Corp.	51,885	2,277
*	Blackline Inc.	43,926	2,258
*	Avalara Inc.	33,083	2,238
	Power Integrations Inc.	34,164	2,226

*	Bottomline Technologies DE Inc.	50,446	2,204
*	CommVault Systems Inc.	47,814	2,202
*	NetScout Systems Inc.	89,553	2,195
*	Cloudera Inc.	239,303	2,194
	Progress Software Corp.	53,465	2,190
*	Alarm.com Holdings Inc.	37,372	2,179
*	Insight Enterprises Inc.	41,983	2,161
*	Sanmina Corp.	81,003	2,154
*	PROS Holdings Inc.	37,785	2,142
*	Varonis Systems Inc.	33,692	2,107
*	SPS Commerce Inc.	20,512	2,091
*	Cargurus Inc.	59,758	2,041
*	LivePerson Inc.	70,349	1,958
	ManTech International Corp. Class A	31,589	1,939
*	Workiva Inc.	34,594	1,925
*	Anixter International Inc.	35,178	1,877
*	Groupon Inc. Class A	531,358	1,876
*	Yext Inc.	101,710	1,867
*	Fabrinet	43,028	1,835
*	Plexus Corp.	36,590	1,812
*	Appfolio Inc.	18,616	1,795
*	Lattice Semiconductor Corp.	139,531	1,786
*	Blucora Inc.	56,780	1,758
	CSG Systems International Inc.	39,058	1,752
*	Cray Inc.	48,198	1,687
*	Knowles Corp.	104,190	1,639
	Plantronics Inc.	39,458	1,621
*	MaxLinear Inc.	75,414	1,597
*	Avaya Holdings Corp.	124,873	1,571
*	Acacia Communications Inc.	32,542	1,516
*	Diodes Inc.	47,867	1,481
*	SailPoint Technologies Holding Inc.	82,806	1,455
*	Rambus Inc.	126,707	1,439
*	Virtusa Corp.	33,855	1,435
*	Ambarella Inc.	36,792	1,395
*	MicroStrategy Inc. Class A	10,266	1,364
	Ebix Inc.	28,531	1,339
*	Stratasys Ltd.	60,124	1,317
*	FormFactor Inc.	87,918	1,263
	NIC Inc.	76,496	1,221
	Xperi Corp.	57,277	1,203
*,^	GTT Communications Inc.	50,450	1,200
*	ForeScout Technologies Inc.	37,010	1,189
*	Perficient Inc.	38,875	1,183
*	Vocera Communications Inc.	36,285	1,174
	Benchmark Electronics Inc.	52,811	1,167
*	Inovalon Holdings Inc. Class A	81,703	1,127
*	ePlus Inc.	15,933	1,126
*	Altair Engineering Inc. Class A	29,526	1,125
*	Synaptics Inc.	41,111	1,087
*	Glu Mobile Inc.	135,543	1,082
	KEMET Corp.	67,858	1,079
	Methode Electronics Inc.	43,355	1,068
*	3D Systems Corp.	131,330	1,062
	TiVo Corp.	145,256	1,046
	CTS Corp.	39,347	1,041
*	Quantenna Communications Inc.	41,162	999

*	Tenable Holdings Inc.	35,836	998
*	TTM Technologies Inc.	112,872	963
*	Benefitfocus Inc.	33,884	961
*	NETGEAR Inc.	37,584	947
*	Anaplan Inc.	21,636	941
*	Carbonite Inc.	38,809	919
	ADTRAN Inc.	57,614	903
*	Cision Ltd.	80,607	885
*	ScanSource Inc.	30,299	885
*	Upland Software Inc.	18,913	885
*	Rudolph Technologies Inc.	37,883	874
*	Evolent Health Inc. Class A	80,423	856
	AVX Corp.	56,138	830
	Monotype Imaging Holdings Inc.	49,087	800
*	Amkor Technology Inc.	123,108	798
*	Extreme Networks Inc.	139,103	783
*	Diebold Nixdorf Inc.	91,738	780
*	Nanometrics Inc.	27,400	780
*	MACOM Technology Solutions Holdings Inc.	55,073	779
*	TrueCar Inc.	113,356	739
*,^	Digimarc Corp.	13,481	709
*	Carbon Black Inc.	46,258	696
	Cohu Inc.	47,658	693
*	Tucows Inc. Class A	11,440	678
*	Domo Inc.	20,155	675
*	KeyW Holding Corp.	58,516	658
*	Veeco Instruments Inc.	57,073	656
	Presidio Inc.	48,978	649
*	Photronics Inc.	78,235	635
*	CEVA Inc.	26,150	597
	Comtech Telecommunications Corp.	28,007	592
*	Ultra Clean Holdings Inc.	46,224	589
*	Unisys Corp.	60,712	589
*	Axcelis Technologies Inc.	39,044	579
*	Zix Corp.	63,008	565
*	Infinera Corp.	181,473	564
*	Model N Inc.	31,114	561
*	Ichor Holdings Ltd.	26,391	557
*	pdvWireless Inc.	11,375	555
*	Harmonic Inc.	102,471	535
*	OneSpan Inc.	37,939	529
	QAD Inc. Class A	12,168	526
*	Loral Space & Communications Inc.	15,488	525
*	nLight Inc.	27,344	511
*	PlayAGS Inc.	26,427	506
*	MobileIron Inc.	89,523	500
*,^	Impinj Inc.	19,721	489
*	TechTarget Inc.	24,706	467
^	Maxar Technologies Inc.	68,509	465
*,^	USA Technologies Inc.	68,890	462
*	Brightcove Inc.	43,429	433
	American Software Inc. Class A	34,145	433
	PC Connection Inc.	13,373	424
*	Kimball Electronics Inc.	29,635	422
*,^	VirnetX Holding Corp.	70,110	415
*	Limelight Networks Inc.	134,072	413
*	Mitek Systems Inc.	40,058	409

*	ShotSpotter Inc.	8,866	408
*	PDF Solutions Inc.	33,479	407
*	Agilysys Inc.	18,637	406
*	CalAmp Corp.	39,887	405
	NVE Corp.	5,554	405
*	Telaria Inc.	52,296	392
*,^	PAR Technology Corp.	13,781	387
*	A10 Networks Inc.	62,702	382
*	Endurance International Group Holdings Inc.	84,535	376
*	Amber Road Inc.	28,460	369
*	SVMK Inc.	21,245	365
*	Digi International Inc.	32,756	357
*	Aquantia Corp.	26,573	349
	Simulations Plus Inc.	13,877	348
	Park Electrochemical Corp.	22,937	343
*	Meet Group Inc.	85,442	331
*	Calix Inc.	54,068	327
*	ChannelAdvisor Corp.	31,308	288
*	Telenav Inc.	37,597	280
*	Ribbon Communications Inc.	64,259	274
*	SMART Global Holdings Inc.	15,690	267
	Daktronics Inc.	43,019	267
*	Ooma Inc.	22,674	262
*	Avid Technology Inc.	33,012	256
*	Immersion Corp.	31,055	234
*	Upwork Inc.	15,266	229
*	Adesto Technologies Corp.	29,786	224
	Bel Fuse Inc. Class B	11,954	207
*	Alpha & Omega Semiconductor Ltd.	24,050	205
*,^	Applied Optoelectronics Inc.	22,591	196
*	ACM Research Inc. Class A	10,080	194
*	KVH Industries Inc.	19,949	185
*	AXT Inc.	45,576	182
*	Acacia Research Corp.	57,210	179
*	Clearfield Inc.	13,400	178
*	Casa Systems Inc.	31,602	178
*	NeoPhotonics Corp.	43,648	170
*	eGain Corp.	21,210	167
*	Iteris Inc.	30,908	165
*	SecureWorks Corp. Class A	10,236	150
*	Leaf Group Ltd.	20,131	145
*	Aerohive Networks Inc.	39,015	133
*,^	Asure Software Inc.	15,428	99
*	Travelzoo	5,718	97
*	DASAN Zhone Solutions Inc.	7,058	92
*,^	Veritone Inc.	10,425	92
*	Park City Group Inc.	16,053	84
*,^	Turtle Beach Corp.	9,767	81
*	Kopin Corp.	69,813	80
*	Internap Corp.	28,161	73
*	Majesco	7,820	70
*	Rimini Street Inc.	12,014	58
*	Remark Holdings Inc.	33,944	34
			314,284
Utilities (4.9%)
	IDACORP Inc.	60,446	6,061
	Portland General Electric Co.	107,045	5,658

	ONE Gas Inc.	62,376	5,462
	Southwest Gas Holdings Inc.	63,290	5,389
	ALLETE Inc.	61,623	5,046
	New Jersey Resources Corp.	104,330	4,950
	Spire Inc.	58,935	4,911
	Black Hills Corp.	64,066	4,882
	j2 Global Inc.	55,964	4,717
	PNM Resources Inc.	95,136	4,482
	NorthWestern Corp.	60,381	4,283
	South Jersey Industries Inc.	110,797	3,496
	Avista Corp.	78,504	3,278
	American States Water Co.	43,819	3,196
*	Vonage Holdings Corp.	264,167	3,128
	Cogent Communications Holdings Inc.	49,936	2,921
	California Water Service Group	57,479	2,829
	El Paso Electric Co.	48,413	2,818
	Ormat Technologies Inc.	47,642	2,813
	MGE Energy Inc.	41,690	2,762
*	8x8 Inc.	112,307	2,710
*	Iridium Communications Inc.	114,759	2,459
	Northwest Natural Holding Co.	34,214	2,355
	Otter Tail Corp.	46,986	2,334
	Shenandoah Telecommunications Co.	55,739	2,241
	Pattern Energy Group Inc. Class A	96,596	2,049
	SJW Group	28,341	1,747
	Chesapeake Utilities Corp.	18,828	1,709
	Clearway Energy Inc.	87,764	1,316
*	Intelsat SA	66,297	1,197
	Middlesex Water Co.	18,869	1,116
	Connecticut Water Service Inc.	14,282	997
	Unitil Corp.	17,260	981
*	Boingo Wireless Inc.	49,336	932
	ATN International Inc.	12,557	735
	Clearway Energy Inc. Class A	41,648	597
*	ORBCOMM Inc.	88,002	588
	York Water Co.	15,499	534
*	Cincinnati Bell Inc.	55,384	354
*,^	Gogo Inc.	69,665	341
	Spok Holdings Inc.	21,991	340
	Consolidated Communications Holdings Inc.	84,557	338
	Artesian Resources Corp. Class A	9,468	337
*,^	Atlantic Power Corp.	129,513	302
	RGC Resources Inc.	8,812	240
*,^	Frontier Communications Corp.	126,331	238
	Consolidated Water Co. Ltd.	17,441	236
*	AquaVenture Holdings Ltd.	13,181	234
*	NII Holdings Inc.	107,962	205
*	Pure Cycle Corp.	20,587	194
^	Spark Energy Inc. Class A	13,669	134
	Global Water Resources Inc.	12,727	121
			113,293
Total Common Stocks (Cost $2,337,717)			2,292,620

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)1
Money Market Fund (2.8%)
3,4 Vanguard Market Liquidity Fund	2.527%		638,660	63,879

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	2.397%	6/13/19	100	100
Total Temporary Cash Investments (Cost $63,966)				63,979
Total Investments (102.3%) (Cost $2,401,683)				2,356,599
Other Assets and Liabilities-Net (-2.3%)4,5				(53,053)
Net Assets (100%)				2,303,546

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,473,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $55,190,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 and cash of $380,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	135	9,899	(456)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Russell 2000 Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,292,563	—	57
Temporary Cash Investments	63,879	100	—
Futures Contracts—Liabilities[1]	(134)	—	—
Total	2,356,308	100	57
1 Represents variation margin on the last day of the reporting period.